UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7170

TCW Funds, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA			90017
(Address of principal executive offices)			(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders. The Semi-Annual Report for the period November 1, 2006 through April 30, 2007 is filed herewith.

2

TCW US FIXED INCOME AND
MONEY MARKET FUNDS
SEMI-ANNUAL REPORT
APRIL 30, 2007

Where experts invest.

U.S. FIXED INCOME

TCW Funds, Inc.

Table of Contents	April 30, 2007
Letter To Shareholders	1

Performance Summary	2

Schedules of Investments:

TCW Money Market Fund	3

TCW Core Fixed Income Fund	6

TCW High Yield Bond Fund	17

TCW Short Term Bond Fund	26

TCW Total Return Bond Fund	30

Statements of Assets and Liabilities	35

Statements of Operations	36

Statements of Changes in Net Assets	37

Notes to Financial Statements	39

Financial Highlights	47

Shareholder Expenses	55

Proxy Voting Guidelines and Availability of Quarterly Portfolio Schedule	57

(THIS PAGE INTENTIONALLY LEFT BLANK)

U.S. FIXED INCOME

To Our Valued Shareholders

We are pleased to submit the April 30, 2007 semi-annual reports for the TCW Funds, Inc. These reports contain detailed information outlining the performance of our various funds and a listing of the portfolio securities as of April 30, 2007.

The Fund Family has added several new funds which use a multi-strategy approach to aid you in attaining your investment objectives. The TCW Balanced Fund is a traditional balanced strategy utilizing equity and fixed income securities and it is managed by two of our award winning portfolio managers, Diane Jaffee and Jeffrey Gundlach. Our TCW LifePlan Funds feature four asset allocation strategies with investment risk profiles ranging from conservative to globally aggressive. Good asset allocation is about making your life easier and ensuring that your assets grow over time. The TCW LifePlan Funds have been specifically designed with an eye toward simplicity. Now you can gain ownership in some of TCW's best mutual funds through one simple investment.

In January of this year, Morningstar honored the TCW Total Return Bond Fund and its portfolio management team, led by Jeffrey Gundlach, with its 2006 Fixed Income Manager of the Year Award. We are quite proud of this achievement and applaud Jeffrey and his team for their outstanding effort in managing the fund.

The TCW Funds, Inc. continues to provide our shareholders with innovative investment strategies featuring competitive expense ratios. On behalf of the Board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on the TCW Funds, Inc., I invite you to visit our web site at www.tcwfunds.com or call our shareholder services department at 1-800-FUND-TCW (1-800-386-3829).

Sincerely,

Alvin R. Albe, Jr.
President and Chief Executive Officer

May 31, 2007

U.S. FIXED INCOME

TCW Funds, Inc.

Performance Summary (Unaudited)	April 30, 2007

		Total Return Annualized As of April 30, 2007
	NAV	1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Money Market Fund — I Class	$1.00	5.04%	2.46%	3.66%	4.63%		07/14/88
TCW Core Fixed Income Fund — I Class	$9.70	6.48%	5.59%	5.95%	6.43	% (1)	01/01/90 (2)
TCW Core Fixed Income Fund — N Class	$9.80	6.24%	5.32%	N/A	5.10%		03/01/99
TCW High Yield Bond Fund — I Class	$7.07	10.65%	8.20%	5.87%	8.17	% (1)	02/01/89 (2)
TCW High Yield Bond Fund — N Class	$7.13	10.17%	7.79%	N/A	5.19%		03/01/99
TCW Short Term Bond Fund — I Class	$9.50	5.03%	2.74%	4.25%	5.41	% (1)	02/01/90 (2)
TCW Total Return Bond Fund -—I Class	$9.51	8.14%	5.32%	7.00%	6.67%		06/17/93
TCW Total Return Bond Fund — N Class	$9.84	7.71%	5.01%	N/A	6.04%		03/01/99

(1)  Performance data includes the performance of the predecessor limited partnership for periods before the TCW Funds' registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.

(2)  Inception date of predecessor limited partnership.

U.S. FIXED INCOME

TCW Money Market Fund

Schedule of Investments (Unaudited)	April 30, 2007

Principal Amount	Fixed Income Securities	Value
	Commercial Paper (41.5% of Net Assets)
$25,000,000	Abbey National North America LLC, 5.25%, due 05/02/07	$24,996,354
20,000,000	ABN Amro North American Finance, 5.24%, due 05/16/07	19,956,333
5,000,000	American Express Credit Corp., 5.23%, due 05/01/07	5,000,000
10,000,000	American Express Credit Corp., 5.23%, due 05/03/07	9,997,094
10,000,000	American Express Credit Corp., 5.23%, due 05/04/07	9,995,642
11,500,000	American Honda Finance, 5.24%, due 05/04/07	11,494,978
10,000,000	Barclays U.S. Funding Corp., 5.245%, due 06/04/07	9,950,464
25,900,000	BNP Paribas Finance, Inc., 5.28%, due 05/01/07	25,900,000
5,000,000	Calyon North America, Inc., 5.23%, due 05/01/07	5,000,000
25,000,000	Deutsche Bank, 5.29%, due 05/01/07	25,000,000
9,600,000	HBOS Treasury Services, 5.25%, due 05/09/07	9,588,800
16,000,000	HBOS Treasury Services, 5.26%, due 05/04/07	15,992,987
10,000,000	ING US Funding LLC, 5.24%, due 05/02/07	9,998,545
11,250,000	Paccar Financial Corp., 5.24%, due 05/01/07	11,250,000
12,000,000	Paccar Financial Corp., 5.24%, due 05/03/07	11,996,507
25,000,000	Rabobank USA Finance Corp., 5.29%, due 05/01/07	25,000,000
10,000,000	UBS AG/Finance LLC, 5.25%, due 06/01/07	9,954,792
10,000,000	UBS AG/Finance LLC, 5.27%, due 05/01/07	10,000,000
4,500,000	UBS Securities LLC, 5.24%, due 05/10/07	4,494,105
10,000,000	US Bank North America, 5.29%, due 12/05/07	10,000,544
	Total Commercial Paper (Cost: $265,567,145)	265,567,145
	Corporate Fixed Income Securities (51.5%)
5,075,000	American General Finance Corp., 4.5%, due 11/15/07	5,050,923
5,500,000	Associates Corporation of North America, 7.375%, due 06/11/07	5,511,275
17,200,000	Bank of America Corp., 5.25%, due 05/07/07	17,184,950
7,500,000	Bear Stearns Co., Inc., 5.48%, due 07/27/07	7,502,850
10,000,000	Bear Stearns Co., Inc., 5.948%, due 09/27/07	10,025,824
12,900,000	Branch Bank & Trust, 5.418%, due 06/04/07	12,901,308
5,000,000	Citigroup, Inc., 5.408%, due 06/04/07	5,000,504
10,000,000	Citigroup, Inc., 5.416%, due 11/01/07	10,005,462
10,000,000	Credit Suisse New York, 5.32%, due 06/12/07	10,000,171
10,000,000	Federal Home Loan Bank, 5.146%, due 06/14/07	10,000,000
10,000,000	Federal Home Loan Bank, 5.186%, due 11/15/07	9,999,458
10,000,000	Federal Home Loan Bank, 5.186%, due 02/07/08	10,000,000
10,000,000	Federal Home Loan Bank, 5.196%, due 01/24/08	10,000,000
5,000,000	Federal Home Loan Bank, 5.375%, due 02/12/08	5,000,000
5,000,000	Federal Home Loan Bank, 5.375%, due 05/05/08	5,000,000
5,000,000	General Electric Capital Corp., 5.41%, due 06/22/07	5,000,774
15,000,000	General Electric Capital Corp., 5.41%, due 01/03/08	15,010,723
15,000,000	Goldman Sachs Group, Inc., 4.125%, due 01/15/08	14,875,648
10,000,000	Goldman Sachs Group, Inc., 5.474%, due 07/02/07	10,002,737
5,000,000	HSBC Finance Corp., 5.3%, due 08/15/07	4,998,765
5,200,000	HSBC Finance Corp., 5.4%, due 05/10/07	5,200,054
10,000,000	HSBC Finance Corp., 5.4%, due 06/01/07	10,000,251
13,450,000	International Lease Finance Corp., 3.125%, due 05/03/07	13,448,298
5,000,000	JPMorgan Chase & Co., 4%, due 02/01/08	4,950,632
10,000,000	JPMorgan Chase & Co., 5.25%, due 05/30/07	9,999,236

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Money Market Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Corporate Fixed Income Securities (Continued)
$10,000,000	JPMorgan Chase & Co., 5.425%, due 01/25/08	$10,007,881
2,900,000	Merrill Lynch & Co., Inc., 5.325%, due 05/29/07	2,899,977
12,000,000	Merrill Lynch & Co., Inc., 5.385%, due 06/15/07	12,000,951
10,000,000	Morgan Stanley, 5.48%, due 07/27/07	10,003,779
10,000,000	Morgan Stanley, 5.485%, due 11/09/07	10,008,521
20,000,000	Suntrust Bank, 5.42%, due 05/17/07	20,000,840
5,000,000	Toyota Motor Credit Corp., 5.305%, due 07/02/07	5,000,013
5,000,000	Toyota Motor Credit Corp., 5.326%, due 10/15/07	5,000,834
10,000,000	Toyota Motor Credit Corp., 5.33%, due 08/10/07	10,000,771
10,000,000	Wachovia Corp., 5.43%, due 11/08/07	10,005,914
5,200,000	Wachovia Corp., 5.435%, due 07/20/07	5,201,523
2,500,000	Wells Fargo & Co., 5.41%, due 09/28/07	2,501,055
	Total Corporate Fixed Income Securities (Cost: $329,301,902)	329,301,902
	Total Fixed Income Securities (Cost: $594,869,047) (93.0%)	594,869,047
Number of Shares	Short-Term Investments Money Market Investments
	Money Market Investments (7.0%)
20,150,000	BlackRock Liquidity Funds—TempFund, 5.2%	20,150,000
24,500,000	Fidelity Institutional Prime Money Market Portfolio, 5.2%	24,500,000
	Total Money Market Investments	44,650,000
Principal Amount
	Other Short-Term Investments (0.0%)
$46,681	Investors Bank & Trust Depository Reserve, 3.59%	46,681
	Total Short-Term Investments (Cost: $44,696,681) (7.0%)	44,696,681
	Total Investments (Cost: $639,565,728) (100.0%)	639,565,728
	Excess of Other Assets Over Liabilities (0.0%)	199,296
	Net Assets (100.0%)	$639,765,024

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Money Market Fund

Investments by Industry (Unaudited)	April 30, 2007

Industry	Percentage of Net Assets
Automotive	2.6%
Banking	45.9
Brokers	5.7
Commercial Services	2.1
Financial Services	28.9
U.S. Government Agency Obligations	7.8
Short-Term Investments	7.0
Total	100.0%

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds
	Aerospace & Defense (0.3% of Net Assets)
$50,000	Goodrich (BF) Corp., 7.625%, due 12/15/12	$55,424
75,000	Northrop Grumman Corp., 7.75%, due 02/15/31	92,784
225,000	Textron Financial Corp., 4.6%, due 05/03/10	221,987
	Total Aerospace & Defense	370,195
	Airlines (0.0%)
25,000	CHC Helicopter Corp., 7.375%, due 05/01/14	24,562
	Automotive (0.2%)
200,000	DaimlerChrysler N.A., 7.2%, due 09/01/09	208,390
15,000	Ford Motor Co., 7.45%, due 07/16/31	11,925	†
25,000	General Motors Corp., 8.375%, due 07/15/33	22,625	†
	Total Automotive	242,940
	Banking (1.6%)
275,000	Asian Development Bank (Supranational), 4.125%, due 09/15/10	270,185
200,000	Bank of America Corp., 5.625%, due 10/14/16	204,742
225,000	Citigroup, Inc., 4.125%, due 02/22/10	220,180
100,000	Citigroup, Inc., 5.4%, due 01/30/16	97,397
200,000	First Union Bancorp, 7.8%, due 08/18/10	216,588
75,000	GMAC LLC, 6%, due 12/15/11	72,936
150,000	HSBC Finance Corp., 5%, due 06/30/15	145,186
200,000	JPMorgan Chase & Co., 4.75%, due 03/01/15	191,502
200,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	205,646
75,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32	96,510
200,000	US Bank National Association, 6.3%, due 02/04/14	210,720
200,000	Wells Fargo & Co., 6.45%, due 02/01/11	209,170
	Total Banking	2,140,762
	Beverages, Food & Tobacco (0.3%)
100,000	Campbell Soup Co., 6.75%, due 02/15/11	105,459
100,000	ConAgra Foods, Inc., 6.75%, due 09/15/11	105,655
30,000	Dole Food Co., Inc., 8.625%, due 05/01/09	30,450
100,000	Kellogg Co., 6.6%, due 04/01/11	104,853
100,000	Kraft Foods, Inc., 5.25%, due 10/01/13	98,913
20,000	Supervalu, Inc., 7.5%, due 11/15/14	20,875
	Total Beverages, Food & Tobacco	466,205
	Chemicals (0.1%)
10,000	Ineos Group Holdings PLC, (United Kingdom), (144A), 8.5%, due 02/15/16	9,775	* †
30,000	Lyondell Chemical Co., 8%, due 09/15/14	31,500
30,000	MacDermid, Inc., (144A), 9.5%, due 04/15/17	31,200	*
5,000	Mosaic Co. (144A), 7.375%, due 12/01/14	5,225	*
5,000	Mosaic Co. (144A), 7.625%, due 12/01/16	5,312	* †
20,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	20,550
65,000	Westlake Chemical Corp., 6.625%, due 01/15/16	63,537
	Total Chemicals	167,099

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Core Fixed Income Fund

April 30, 2007

Principal Amount	Fixed Income Securities	Value
	Coal (0.0%)
$65,000	Massey Energy Co., 6.875%, due 12/15/13	$62,725
	Commercial Services (0.2%)
25,000	Allied Waste North America, Inc., 6.375%, due 04/15/11	25,062
50,000	Allied Waste North America, Inc., 7.375%, due 04/15/14	50,625	†
25,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16	26,875	*
25,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., (144A), 7.75%, due 05/15/16	25,562	*
10,000	Education Management LLC, 8.75%, due 06/01/14	10,575
10,000	Education Management LLC, 10.25%, due 06/01/16	10,912
10,000	H&E Equipment Services, Inc., 8.375%, due 07/15/16	10,800
50,000	Service Corporation International, (144A), 6.75%, due 04/01/15	50,500	*
	Total Commercial Services	210,911
	Communications (0.0%)
25,000	Intelsat Intermediate Holding Company, Ltd., 0% to 02/01/10, 9.25% thereafter, due 02/01/15	20,875
25,000	Intelsat Subsidiary Holding Company, Ltd., 8.25%, due 01/15/13	26,062
3,000	PanAmSat Corp., 9%, due 08/15/14	3,232
	Total Communications	50,169
	Computer Integrated Systems Design (0.0%)
35,000	Unisys Corp., 8%, due 10/15/12	35,175
	Containers & Packaging (0.0%)
25,000	Pliant Corp., 11.125%, due 09/01/09	25,406	†
	Electric Utilities (0.7%)
37,000	AES Corp., 9.375%, due 09/15/10	40,700
100,000	American Electric Power Co., Inc., 5.25%, due 06/01/15	99,010
15,000	Calpine Corp., (144A), 8.5%, due 07/15/10	16,050	* #
200,000	Carolina Power & Light Corp., 5.95%, due 03/01/09	202,926
100,000	Dominion Resources, Inc., 5.15%, due 07/15/15	98,015
35,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	36,925
100,000	Exelon Corp., 4.9%, due 06/15/15	94,964
100,000	MidAmerican Energy Holdings Co., 6.125%, due 04/01/36	101,919
85,000	Mirant North America LLC, 7.375%, due 12/31/13	90,100
50,000	NRG Energy, Inc., 7.375%, due 02/01/16	52,125
40,000	Reliant Energy, Inc., 6.75%, due 12/15/14	41,800
100,000	Southern Power Co., 4.875%, due 07/15/15	95,516
	Total Electric Utilities	970,050
	Electrical Equipment (0.0%)
25,000	Baldor Electric Co., 8.625%, due 02/15/17	26,687
	Electronics (0.3%)
15,000	Celestica, Inc., 7.625%, due 07/01/13	14,212	†
200,000	Cisco Systems, Inc., 5.5%, due 02/22/16	201,060
50,000	Freescale Semiconductor, Inc., (144A), 8.875%, due 12/15/14	50,125	*

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Electronics (Continued)
$65,000	NXP BV/NXP Funding LLC, (144A), 7.875%, due 10/15/14	$67,437	*
15,000	Sensata Technologies BV, (Netherlands), 8%, due 05/01/14	15,075
	Total Electronics	347,909
	Entertainment & Leisure (0.2%)
25,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	26,375
100,000	News America, Inc., 6.4%, due 12/15/35	100,724
40,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14	39,600	*
100,000	Walt Disney Co. (The), 7%, due 03/01/32	115,324
	Total Entertainment & Leisure	282,023
	Financial Services (1.2%)
150,000	American Express Credit Corp., 5%, due 12/02/10	150,282
225,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	219,172
200,000	Credit Suisse USA, Inc., 4.125%, due 01/15/10	195,980
45,000	Ford Motor Credit Co., 7%, due 10/01/13	42,642
25,000	Hawker Beechcraft ACQ Co., (144A), 8.5%, due 04/01/15	26,312	*
50,000	Idearc, Inc., (144A), 8%, due 11/15/16	52,187	*
225,000	Lehman Brothers Holdings, Inc., 4.8%, due 03/13/14	216,553
200,000	Merrill Lynch & Co., Inc., 4.25%, due 02/08/10	196,074
200,000	Morgan Stanley, 5.45%, due 01/09/17	198,310
200,000	PNC Funding Corp., 5.25%, due 11/15/15	197,132
10,000	Poster Financial Group, Inc., 8.75%, due 12/01/11	10,400
15,000	Rare Restaurant Group LLC, (144A), 9.25%, due 05/15/14	15,000	*
50,000	Regency Energy Partners, LP, (144A), 8.375%, due 12/15/13	51,625	*
10,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13	10,725
	Total Financial Services	1,582,394
	Food Retailers (0.1%)
100,000	Kroger Co., 5.5%, due 02/01/13	98,915
	Forest Products & Paper (0.2%)
30,000	Abitibi-Consolidated, Inc., 7.75%, due 06/15/11	28,500
25,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	24,250
50,000	Georgia-Pacific Corp., (144A), 7.125%, due 01/15/17	50,250	*
10,000	Neenah Paper, Inc., 7.375%, due 11/15/14	9,675
50,000	Norske Skog Canada, Ltd., 7.375%, due 03/01/14	48,000
10,000	Verso Paper Holdings LLC, (144A), 9.125%, due 08/01/14	10,600	*
100,000	Westvaco Corp., 8.2%, due 01/15/30	109,486
	Total Forest Products & Paper	280,761
	Healthcare Providers (0.1%)
50,000	HCA, Inc., (144A), 9.25%, due 11/15/16	54,563	*
15,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	15,356
15,000	United Surgical Partners, (144A), 8.875%, due 05/01/17	15,413	*
	Total Healthcare Providers	85,332

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Core Fixed Income Fund

April 30, 2007

Principal Amount	Fixed Income Securities	Value
	Heavy Construction (0.0%)
$15,000	WCI Communities, Inc., 6.625%, due 03/15/15	$14,063	†
	Heavy Machinery (0.1%)
100,000	John Deere Capital Corp., 5.1%, due 01/15/13	99,258
	Home Construction, Furnishings & Appliances (0.2%)
200,000	General Electric Capital Corp., 5.875%, due 02/15/12	206,482
5,000	KB Home, 7.25%, due 06/15/18	4,813
25,000	Standard Pacific Corp., 7%, due 08/15/15	23,375	†
20,000	William Lyon Homes, Inc., 7.625%, due 12/15/12	17,800
	Total Home Construction, Furnishings & Appliances	252,470
	Household Products (0.1%)
100,000	Fortune Brands Inc., 5.375%, due 01/15/16	94,879
	Industrial—Diversified (0.0%)
30,000	Harland Clarke Holdings Corp., (144A), 9.5%, due 05/15/15	30,225	*
	Insurance (0.6%)
100,000	Allstate Corp. (The), 5%, due 08/15/14	98,186
100,000	American International Group, 5.6%, due 10/18/16	102,190
200,000	International Lease Finance Corp., 5.875%, due 05/01/13	205,316
25,000	Leucadia National Corp., 7%, due 08/15/13	25,125
100,000	MetLife, Inc., 5.7%, due 06/15/35	97,208
100,000	Prudential Financial, Inc., 5.1%, due 09/20/14	98,413
125,000	WellPoint, Inc., 5.25%, due 01/15/16	122,749
	Total Insurance	749,187
	Lodging (0.1%)
20,000	M T R Gaming Group, Inc., 9%, due 06/01/12	21,025
10,000	Majestic Star Casino LLC/Majestic Star Casino Capital Corp., 9.5%, due 10/15/10	10,550
75,000	Mandalay Resort Group, 7.625%, due 07/15/13	75,000
	Total Lodging	106,575
	Media—Broadcasting & Publishing (0.3%)
100,000	CBS Corp., 5.625%, due 08/15/12	100,055
25,000	Charter Communications Holdings LLC, 10%, due 05/15/11	25,000
25,000	CMP Susquehanna, (144A), 9.875%, due 05/15/14	25,500	*
100,000	Comcast Corp., 6.45%, due 03/15/37	101,266
25,000	Dex Media, Inc., 8%, due 11/15/13	26,250
25,000	Echostar DBS Corp., 7%, due 10/01/13	26,000
35,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	36,313
20,000	Primedia, Inc., 8%, due 05/15/13	20,725
55,000	Umbrella Acquisition, Inc., (144A), 9.75%, due 03/15/15	55,413	* †
	Total Media—Broadcasting & Publishing	416,522
	Medical Supplies (0.0%)
15,000	Advanced Medical Optics, Inc., (144A), 7.5%, due 05/01/17	15,413	*

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Metals (0.3%)
$25,000	AK Steel Corp., 7.75%, due 06/15/12	$25,813
15,000	Belden CDT, Inc., (144A), 7%, due 03/15/17	15,338	*
200,000	BHP Billiton Finance USA, Ltd. (Australia), 5.25%, due 12/15/15	198,592
10,000	Chaparral Steel Co., 10%, due 07/15/13	11,188
5,000	FREEPORT-McMoRan COPPER & GOLD, INC., 8.25%, due 04/01/15	5,406
30,000	FREEPORT-McMoRan COPPER & GOLD, INC., 8.375%, due 04/01/17	32,813
25,000	Mobile Services Group, Inc., (144A), 9.75%, due 08/01/14	27,125	*
5,000	Novelis, Inc., 7.25%, due 02/15/15	5,288
25,000	Steel Dynamics, Inc., (144A), 6.75%, due 04/01/15	25,031	*
	Total Metals	346,594
	Miscellaneous (0.1%)
150,000	International Bank of Reconstruction & Development (Supranational), 4.125%, due 06/24/09	148,398
	Oil & Gas (0.5%)
55,000	Chesapeake Energy Corp., 6.375%, due 06/15/15	55,206
100,000	Conoco, Inc., 6.95%, due 04/15/29	113,979
10,000	Denbury Resources, Inc., 7.5%, due 04/01/13	10,225
15,000	Denbury Resources, Inc., 7.5%, due 12/15/15	15,338
20,000	Exco Resources, Inc., 7.25%, due 01/15/11	20,050
5,000	Hanover Compressor Co., 9%, due 06/01/14	5,406
20,000	OPTI Canada, Inc., (144A), 8.25%, due 12/15/14	21,250	*
200,000	Pemex Project Funding Master Trust (Mexico), 7.375%, due 12/15/14	223,500
15,000	Petrohawk Energy Corp., 9.125%, due 07/15/13	16,013
20,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	19,850
200,000	XTO Energy Inc., 5.65%, due 04/01/16	200,374
	Total Oil & Gas	701,191
	Pharmaceuticals (0.2%)
100,000	Schering-Plough Corp., 5.55%, due 12/01/13	102,247
100,000	Wyeth, 5.5%, due 02/01/14	101,676
	Total Pharmaceuticals	203,923
	Radio Telephone Communications (0.2%)
175,000	New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	229,240
	Real Estate (0.2%)
25,000	American Real Estate Holdings, LP, (144A), 7.125%, due 02/15/13	24,594	*
10,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 7.125%, due 02/15/13	9,838
200,000	Simon Property Group, LP, 5.1%, due 06/15/15 (REIT)	195,418
	Total Real Estate	229,850
	Restaurants (0.0%)
50,000	Aramark Corp., (144A), 8.5%, due 02/01/15	52,313	*
15,000	Friendly Ice Cream Corp., 8.375%, due 06/15/12	14,794
	Total Restaurants	67,107

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Core Fixed Income Fund

April 30, 2007

Principal Amount	Fixed Income Securities	Value
	Retailers (0.1%)
$100,000	CVS Corp., 4.875%, due 09/15/14	$96,413
10,000	Dollarama Group, LP, 8.875%, due 08/15/12	10,500
30,000	Harry & David Holdings, Inc., 9%, due 03/01/13	31,200
5,000	Harry & David Holdings, Inc., 10.36%, due 03/01/12	5,156
20,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	22,500	†
25,000	Rite Aid Corp., 7.5%, due 01/15/15	25,375	†
	Total Retailers	191,144
	Telephone Communications, exc. Radio (0.4%)
75,000	AT&T Corp., 8%, due 11/15/31	93,974
50,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	51,000
50,000	Citizens Communications Co., 9%, due 08/15/31	55,000
150,000	Deutsche Telekom International Finance AG (Germany), 8%, due 06/15/10	162,300
30,000	Qwest Communications International, Inc., 7.5%, due 02/15/14	31,050
25,000	Qwest Corp., 8.875%, due 03/15/12	27,656
100,000	Verizon Communications, Inc., 5.55%, due 02/15/16	100,320
	Total Telephone Communications, exc. Radio	521,300
	Telephone Systems (0.1%)
25,000	Level 3 Financing, Inc., (144A), 9.25%, due 11/01/14	26,000	*
100,000	Telefonica Emisiones, S.A.U. (Spain), 7.045%, due 06/20/36	107,566
50,000	Windstream Corp., 8.625%, due 08/01/16	54,875
	Total Telephone Systems	188,441
	Transportation (0.2%)
100,000	Canadian National Railway Co. (Canada), 6.375%, due 10/15/11	104,649
25,000	Hertz Corp., 8.875%, due 01/01/14	27,000
100,000	Union Pacific Corp., 6.625%, due 02/01/29	104,729
	Total Transportation	236,378
	Total Corporate Bonds (Cost: $12,242,761) (9.2%)	12,312,378
	Collateralized Mortgage Obligations (21.1%)
428,253	Countrywide Home Loans, Inc. (05-8R-A4), 6%, due 10/25/34	428,968
552,298	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	551,067
1,382,817	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	1,438,891
1,000,000	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	946,570
484,687	Federal Home Loan Mortgage Corp. (2682-XK), 3%, due 01/15/21 (PAC)	479,898
1,784,846	Federal Home Loan Mortgage Corp. (2695-DB), 4%, due 09/15/15 (PAC)	1,756,146
504,902	Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13	493,284
1,420,991	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	1,363,498
310,873	Federal Home Loan Mortgage Corp. (2897-SD), 1.568%, due 10/15/31 (I/F)(TAC)	245,686
3,625,000	Federal Home Loan Mortgage Corp. (3232-MC), 5%, due 10/15/36	3,491,963
3,539,109	Federal Home Loan Mortgage Corp. (3241-HC), 5%, due 11/15/36	3,366,153
568,780	Federal National Mortgage Association (01-14-SH), 9.205%, due 03/25/30 (I/F)	602,782

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount		Fixed Income Securities	Value
		Collateralized Mortgage Obligations (Continued)
	$450,065	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	$423,979
	940,065	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	877,682
	1,500,000	Federal National Mortgage Association (05-63-HB), 5%, due 07/25/25	1,429,860
	5,015,000	Federal National Mortgage Association (05-87-CD), 5%, due 10/25/35	4,571,925
	3,245,187	Federal National Mortgage Association (06-119-JP), 4.5%, due 12/25/36 (PAC)	3,108,013
	1,109,545	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	1,011,661
	1,742,241	Wells Fargo Mortgage Backed Securities Trust (06-AR2-2A5), 5.09%, due 03/25/36	1,737,520
		Total Collateralized Mortgage Obligations (Cost: $28,479,956)	28,325,546
		Foreign Government Bonds & Notes (7.3%)
EUR	1,300,000	Bonos Y Oblig Del Estado (Spain), 3.15%, due 01/31/16	1,641,768
	1,678,000	Buoni Poliennali Del Tesoro (BTP) (Italy), 3.75%, due 08/01/16	2,194,212
	1,255,000	Federal Republic of Germany, 3.5%, due 01/04/16	1,634,265
	1,475,000	French Republic, 3.25%, due 04/25/16	1,874,713
	$100,000	Hydro-Quebec (Canada), 6.3%, due 05/11/11	103,686
SEK	4,975,000	Kingdom of Sweden, 3%, due 07/12/16	682,951
	$100,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	98,925
	100,000	Province of Quebec (Canada), 7.5%, due 09/15/29	125,788
	200,000	Republic of Poland, 6.25%, due 07/03/12	209,750
	100,000	State of Israel, 4.625%, due 06/15/13	96,945
GBP	550,000	Treasury GILT (Great Britain), 4%, due 09/07/16	1,015,532
	$100,000	United Mexican States, 5.625%, due 01/15/17	101,450
		Total Foreign Government Bonds & Notes (Cost: $9,570,069)	9,779,985
		Structured Notes (0.2%)
	250,000	Dow Jones CDX, NA. HY Trust II, (144A), 6.75%, due 06/29/12	247,188	*##
		Total Structured Notes (Cost: $250,000)	247,188
		U.S. Government Agency Obligations (27.0%)
	800,000	Federal Home Loan Mortgage Corp., 3.625%, due 09/15/08	785,264
	2,500,000	Federal Home Loan Mortgage Corp., 4.125%, due 07/12/10	2,450,625
	3,900,000	Federal Home Loan Mortgage Corp., 4.75%, due 01/19/16	3,839,043
	3,100,000	Federal Home Loan Mortgage Corp., 5.25%, due 07/18/11	3,151,088
	378,432	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	374,099
	192,028	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	189,829
	397,932	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	397,944
	4,603,508	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	4,452,052
	2,500,000	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	2,504,975
	2,100,000	Federal National Mortgage Association, 3.875%, due 02/15/10	2,049,915
	1,500,000	Federal National Mortgage Association, 4.625%, due 01/15/08	1,493,580
	2,150,000	Federal National Mortgage Association, 6%, due 08/22/16	2,168,082
	375,006	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	375,400
	697,238	Federal National Mortgage Association, Pool #555114, 5.5%, due 12/01/17	700,801
	317,440	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	326,801
	1,355,703	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	1,288,921

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Core Fixed Income Fund

April 30, 2007

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$693,869	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	$670,673
445,908	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	441,498
662,861	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	630,208
1,997,420	Government National Mortgage Association, Pool #618740, 5%, due 12/15/36	1,942,711
3,995,330	Government National Mortgage Association, Pool #663134, 5.5%, due 03/15/37	3,972,077
1,982,865	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	1,928,554
	Total U.S. Government Agency Obligations (Cost: $36,213,263)	36,134,140
	U.S. Treasury Bonds (5.6%)
700,000	U.S. Treasury Bond, 4.5%, due 02/15/36	663,796	†
1,800,000	U.S. Treasury Bond, 6.125%, due 11/15/27	2,087,154	†
4,100,000	U.S. Treasury Bond, 6.125%, due 08/15/29	4,787,406	†
	Total U.S. Treasury Bonds (Cost: $7,624,561)	7,538,356
	U.S. Treasury Notes (22.6%)
2,550,000	U.S. Treasury Note, 3.875%, due 07/31/07	2,542,835
13,650,000	U.S. Treasury Note, 4.125%, due 05/15/15	13,214,975	†
1,000,000	U.S. Treasury Note, 4.375%, due 12/31/07	995,780	†
1,400,000	U.S. Treasury Note, 4.625%, due 08/31/11	1,406,342
12,100,000	U.S. Treasury Note, 5.125%, due 06/30/08	12,135,937
	Total U.S. Treasury Notes (Cost: $30,347,082)	30,295,869
	Total Fixed Income Securities (Cost: $124,727,692) (93.0%)	124,633,462
Number of Shares	Equity Securities (Cost: $2,904) (0.0%)
191	Trump Entertainment Resorts, Inc., Common Stock (Entertainment & Leisure)	3,100	**†
Principal Amount	Short-Term Investments ▲
$337,336	Banco Bilbao Vizcaya Argentaria, S.A., 5.305%, due 05/14/07	337,336	***
438,535	Bank of America, 5.27%, due 05/08/07	438,535	***
421,669	Bank of America, 5.27%, due 06/18/07	421,669	***
253,001	Bank of America, 5.27%, due 06/19/07	253,001	***
421,669	Bank of America, 5.31%, due 05/17/07	421,669	***
84,334	Bank of Montreal, 5.28%, due 05/18/07	84,334	***
84,334	Bank of Montreal, 5.28%, due 06/01/07	84,334	***
253,001	Bank of Nova Scotia, 5.28%, due 05/01/07	253,001	***
168,667	Bank of Nova Scotia, 5.28%, due 05/02/07	168,667	***
168,667	Bank of Nova Scotia, 5.28%, due 05/09/07	168,667	***
337,335	Bank of Sweden, 5.3%, due 05/11/07	337,335	***
168,667	Barclays Bank PLC, 5.285%, due 05/07/07	168,667	***

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value
$168,667	Barclays Bank PLC, 5.285%, due 05/21/07	$168,667	***
421,669	Barclays Bank PLC, 5.29%, due 06/08/07	421,669	***
253,001	Barclays Bank PLC, 5.295%, due 06/04/07	253,001	***
253,001	Barclays Bank PLC, 5.3%, due 05/16/07	253,001	***
168,667	CAFCO Funding LLC, 5.293%, due 05/31/07	168,667	***
253,001	CAFCO Funding LLC, 5.294%, due 05/16/07	253,001	***
84,334	Calyon, 5.3%, due 05/17/07	84,334	***
84,334	Calyon, 5.305%, due 05/24/07	84,334	***
168,667	Canadian Imperial Bank of Commerce, 5.28%, due 05/29/07	168,667	***
168,667	Charta LLC, 5.289%, due 06/13/07	168,667	***
84,334	Charta LLC, 5.296%, due 05/09/07	84,334	***
253,001	Charta LLC, 5.298%, due 05/08/07	253,001	***
168,667	Citigroup, Inc., 5.31%, due 05/04/07	168,667	***
84,334	Compass Securitization, 5.293%, due 05/25/07	84,334	***
84,334	CRC Funding LLC, 5.282%, due 05/16/07	84,334	***
337,335	Credit Suisse USA, Inc., 5.275%, due 05/03/07	337,335	***
84,334	Credit Suisse USA, Inc., 5.295%, due 06/25/07	84,334	***
84,334	Credit Suisse USA, Inc., 5.3%, due 05/17/07	84,334	***
168,667	Credit Suisse USA, Inc., 5.3%, due 06/11/07	168,667	***
421,669	Credit Suisse USA, Inc., 5.31%, due 05/01/07	421,669	***
168,667	Deutsche Bank, 5.275%, due 05/03/07	168,667	***
168,667	Deutsche Bank, 5.3%, due 05/15/07	168,667	***
168,667	Erste Bank, 5.29%, due 05/09/07	168,667	***
84,334	Fairway Finance Company LLC, 5.297%, due 05/07/07	84,334	***
84,334	Falcon Asset Securitization Corp., 5.284%, due 05/24/07	84,334	***
84,334	Falcon Asset Securitization Corp., 5.292%, due 05/07/07	84,334	***
253,001	First Tennessee National Corp., 5.31%, due 05/02/07	253,001	***
168,667	Fortis Bank, 5.27%, due 05/11/07	168,667	***
253,001	Fortis Bank, 5.28%, due 05/21/07	253,001	***
168,667	Fortis Bank, 5.28%, due 05/23/07	168,667	***
253,001	Fortis Bank, 5.28%, due 05/25/07	253,001	***
84,334	Fortis Bank, 5.3%, due 06/25/07	84,334	***
84,334	Greyhawk Funding, 5.296%, due 05/02/07	84,334	***
84,334	HBOS Halifax Bank of Scotland, 5.3%, due 05/08/07	84,334	***
5,997,168	Investors Bank & Trust Depository Reserve, 3.59%	5,997,168
168,667	Jupiter Securitization Corp., 5.292%, due 05/02/07	168,667	***
84,334	Liberty Street Funding Corp., 5.282%, due 05/25/07	84,334	***
168,667	Liberty Street Funding Corp., 5.292%, due 05/03/07	168,667	***
84,328	Morgan Stanley, 5.383%, due 08/01/07	84,334	***
168,667	Paradigm Funding LLC, 5.282%, due 05/22/07	168,667	***
168,667	Paradigm Funding LLC, 5.287%, due 05/31/07	168,667	***
590,336	Rabobank Nederland, 5.265%, due 05/02/07	590,336	***
168,667	Rabobank Nederland, 5.275%, due 05/30/07	168,667	***
674,670	Rabobank Nederland, 5.3%, due 05/01/07	674,670	***
168,667	Ranger Funding, 5.283%, due 06/01/07	168,667	***
168,667	Ranger Funding, 5.287%, due 05/17/07	168,667	***
84,334	Ranger Funding, 5.291%, due 05/01/07	84,334	***

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Core Fixed Income Fund

April 30, 2007

Principal Amount	Short-Term Investments	Value
$168,667	Ranger Funding, 5.293%, due 06/19/07	$168,667	***
421,669	Royal Bank of Canada, 5.3%, due 05/01/07	421,669	***
84,334	Royal Bank of Scotland, 5.285%, due 05/07/07	84,334	***
168,667	Royal Bank of Scotland, 5.3%, due 05/08/07	168,667	***
84,334	Royal Bank of Scotland, 5.3%, due 05/09/07	84,334	***
253,001	Royal Bank of Scotland, 5.31%, due 05/25/07	253,001	***
126,501	Sheffield Receivables Corp., 5.286%, due 05/23/07	126,501	***
253,001	Sheffield Receivables Corp., 5.295%, due 05/04/07	253,001	***
84,334	Skandinaviska Enskilda Banken AB, 5.28%, due 05/15/07	84,334	***
1,527,028	Svenska Handelsbanken, 5.31%, due 05/01/07	1,527,028	***
84,334	Three Pillars Funding LLC, 5.282%, due 05/24/07	84,334	***
337,335	Toronto Dominion Bank, 5.28%, due 05/10/07	337,335	***
421,669	UBS AG, 5.28%, due 06/01/07	421,669	***
421,669	UBS AG, 5.288%, due 06/18/07	421,669	***
168,667	UBS AG, 5.29%, due 06/12/07	168,667	***
506,002	UBS AG, 5.29%, due 06/15/07	506,002	***
168,667	Variable Funding Capital Co., 5.277%, due 05/17/07	168,667	***
84,334	Yorktown Capital LLC, 5.295%, due 05/14/07	84,334	***
	Total	23,100,632
	Total Short-Term Investments (Cost: $23,100,632) (17.2%)	23,100,632
	Total Investments (Cost: $147,831,228) (110.2%)	147,737,194
	Liabilities in Excess of Other Assets (– 10.2%)	(13,716,218)
	Net Assets (100.0%)	$134,020,976

Notes to the Schedule of Investments:

I/F  -  Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

PAC  -  Planned Amortization Class.

TAC  -  Target Amortization Class.

EUR  -  Euro Currency.

GBP  -  Great British Pound.

REIT  -  Real Estate Investment Trust.

SEK  -  Swedish Krona.

  *  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the value of these securities amounted to $1,169,001 or 0.9% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

  **  Non-income producing.

  ***  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  #  Company is in default and is not making interest payments.

  ##  Index bond which consists of high yield credit default swaps, and tracks the B rated high yield index.

  ▲  Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	April 30, 2007

Industry	Percentage of Net Assets
Aerospace & Defense	0.3%
Airlines	0.0	*
Automotive	0.2
Banking	3.2
Beverages, Food & Tobacco	0.3
Chemicals	0.1
Coal	0.0	*
Commercial Services	0.2
Communications	0.0	*
Computer Integrated Systems Design	0.0	*
Containers & Packaging	0.0	*
Electric Utilities	0.7
Electrical Equipment	0.0	*
Electronics	0.3
Entertainment & Leisure	0.2
Financial Services	1.4
Food Retailers	0.1
Forest Products & Paper	0.2
Healthcare Providers	0.1
Heavy Construction	0.0	*
Heavy Machinery	0.1
Home Construction, Furnishings & Appliances	0.2
Hotels, Restaurants & Leisure	0.0	*
Household Products	0.1
Industrial—Diversified	0.0	*
Insurance	0.6
Lodging	0.1
Media—Broadcasting & Publishing	0.3
Medical Supplies	0.0	*
Metals	0.3
Miscellaneous	0.1
Oil & Gas	0.5
Pharmaceuticals	0.2
Private Mortgage-Backed Securities	0.4
Radio Telephone Communications	0.2
Real Estate	0.2
Restaurants	0.0	*
Retailers	0.1
Sovereign Government	7.1
Telephone Communications, exc. Radio	0.4
Telephone Systems	0.1
Transportation	0.2
U.S. Government Agency Obligations	46.1
U.S. Government Obligations	28.2
Foreign Government Securities	0.2
Short-Term Investments	17.2
Total	110.2%

*  Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	April 30, 2007

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (96.7%)
	Advertising (0.2% of Net Assets)
$225,000	Advanstar Communications, Inc., 10.75%, due 08/15/10	$245,250
	Aerospace & Defense (1.0%)
500,000	Bombardier, Inc., (144A), 8%, due 11/15/14	525,625	*
775,000	L-3 Communications Corp., 6.375%, due 10/15/15	771,125
	Total Aerospace & Defense	1,296,750
	Airlines (0.9%)
1,200,000	CHC Helicopter Corp., 7.375%, due 05/01/14	1,179,000
	Automotive (2.0%)
500,000	Ford Motor Co., 7.45%, due 07/16/31	397,500	†
1,150,000	General Motors Acceptance Corp., 6.875%, due 09/15/11	1,156,060
175,000	General Motors Acceptance Corp., 8%, due 11/01/31	188,562
1,075,000	General Motors Corp., 8.375%, due 07/15/33	972,875	†
	Total Automotive	2,714,997
	Banking (1.7%)
825,000	Ford Motor Credit Co., 9.806%, due 04/15/12	878,518
1,500,000	GMAC LLC, 6%, due 12/15/11	1,458,720
	Total Banking	2,337,238
	Beverages, Food & Tobacco (2.1%)
500,000	Dean Foods Co., 7%, due 06/01/16	505,000
800,000	Dole Food Co., Inc., 8.625%, due 05/01/09	812,000
1,350,000	Supervalu, Inc., 7.5%, due 11/15/14	1,409,062
100,000	Viskase Cos., Inc., 11.5%, due 06/15/11	101,000	**
	Total Beverages, Food & Tobacco	2,827,062
	Building Materials (0.6%)
750,000	Omnicare, Inc., 6.875%, due 12/15/15	746,250
	Chemicals (5.8%)
300,000	Chemtura Corp., 6.875%, due 06/01/16	295,500
750,000	Ineos Group Holdings PLC, (United Kingdom), (144A), 8.5%, due 02/15/16	733,125	*†
1,375,000	Lyondell Chemical Co., 8%, due 09/15/14	1,443,750
425,000	Lyondell Chemical Co., 8.25%, due 09/15/16	456,875
1,150,000	MacDermid, Inc., (144A), 9.5%, due 04/15/17	1,196,000	*
350,000	Mosaic Co. (144A), 7.375%, due 12/01/14	365,750	*
350,000	Mosaic Co. (144A), 7.625%, due 12/01/16	371,875	*†
1,000,000	Nova Chemicals Corp., 8.502%, due 11/15/13	1,015,000
1,000,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	1,027,500
500,000	Tronox Worldwide LLC/Tronox Finance Corp., 9.5%, due 12/01/12	535,000
350,000	Westlake Chemical Corp., 6.625%, due 01/15/16	342,125
	Total Chemicals	7,782,500
	Coal (0.6%)
775,000	Massey Energy Co., 6.875%, due 12/15/13	747,875

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW High Yield Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Commercial Services (5.4%)
$250,000	Allied Waste North America, Inc., 7.375%, due 04/15/14	$253,125	†
1,125,000	Allied Waste North America, Inc., 7.875%, due 04/15/13	1,171,406
1,500,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16	1,612,500	*
875,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., (144A), 7.75%, due 05/15/16	894,687	*
400,000	Education Management LLC, 8.75%, due 06/01/14	423,000
600,000	Education Management LLC, 10.25%, due 06/01/16	654,750
425,000	H&E Equipment Services, Inc., 8.375%, due 07/15/16	459,000
1,050,000	Mid American Waste System Exchange, 12.25%, due 02/15/05	—	***#
1,300,000	Service Corporation International, (144A), 6.75%, due 04/01/15	1,313,000	*
475,000	US Oncology, Inc., 10.75%, due 08/15/14	532,000
	Total Commercial Services	7,313,468
	Communications (1.9%)
2,100,000	Intelsat Subsidiary Holding Company, Ltd., 8.25%, due 01/15/13	2,189,250
300,000	PanAmSat Corp., 9%, due 08/15/14	323,250
	Total Communications	2,512,500
	Computer Integrated Systems Design (0.5%)
700,000	Unisys Corp., 8%, due 10/15/12	703,500
	Containers & Packaging (1.0%)
500,000	Ball Corp., 6.625%, due 03/15/18	501,875
875,000	Pliant Corp., 11.125%, due 09/01/09	889,219	†
	Total Containers & Packaging	1,391,094
	Electric Utilities (5.7%)
100,000	AES Corp., 7.75%, due 03/01/14	105,750
850,000	AES Corp., 9.375%, due 09/15/10	935,000
1,000,000	Calpine Corp., (144A), 8.5%, due 07/15/10	1,070,000	*#
1,550,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	1,635,250
1,425,000	Mirant North America LLC, 7.375%, due 12/31/13	1,510,500
1,900,000	NRG Energy, Inc., 7.375%, due 02/01/16	1,980,750
500,000	Reliant Energy, Inc., 6.75%, due 12/15/14	522,500
	Total Electric Utilities	7,759,750
	Electrical Equipment (0.7%)
875,000	Baldor Electric Co., 8.625%, due 02/15/17	934,062
	Electronics (3.3%)
675,000	Celestica, Inc., 7.625%, due 07/01/13	639,562	†
1,100,000	Freescale Semiconductor, Inc., (144A), 8.875%, due 12/15/14	1,102,750	*
950,000	NXP BV/NXP Funding LLC, (144A), 7.875%, due 10/15/14	985,625	*
250,000	Sanmina-SCI Corp., 6.75%, due 03/01/13	237,500	†
550,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	536,250
900,000	Sensata Technologies BV, (Netherlands), 8%, due 05/01/14	904,500
	Total Electronics	4,406,187

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW High Yield Bond Fund

April 30, 2007

Principal Amount	Fixed Income Securities	Value
	Entertainment & Leisure (2.6%)
$450,000	Gaylord Entertainment Co., 8%, due 11/15/13	$469,125
1,400,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	1,477,000
225,000	Pokagon Gaming Authority, (144A), 10.375%, due 06/15/14	252,000	*
1,400,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14	1,386,000	*
	Total Entertainment & Leisure	3,584,125
	Financial Services (5.2%)
618,000	Consolidated Communications Illinois Holdings, Inc./Texas Holdings, Inc., 9.75%, due 04/01/12	655,080
1,450,000	Ford Motor Credit Co., 7%, due 10/01/13	1,374,020
1,150,000	Hawker Beechcraft ACQ Co., (144A), 8.5%, due 04/01/15	1,210,375	*
1,750,000	Idearc, Inc., (144A), 8%, due 11/15/16	1,826,562	*
100,000	Kraton Polymers LLC, 8.125%, due 01/15/14	100,500
225,000	Poster Financial Group, Inc., 8.75%, due 12/01/11	234,000
800,000	Regency Energy Partners, LP, (144A), 8.375%, due 12/15/13	826,000	*
750,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13	804,375
	Total Financial Services	7,030,912
	Forest Products & Paper (6.3%)
1,125,000	Abitibi-Consolidated, Inc., 7.75%, due 06/15/11	1,068,750
1,000,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	970,000
1,325,000	Georgia-Pacific Corp., 9.5%, due 12/01/11	1,462,469
450,000	Georgia-Pacific Corp., (144A), 7.125%, due 01/15/17	452,250	*
625,000	Graphic Packaging International Corp., 9.5%, due 08/15/13	667,187
1,005,000	Neenah Paper, Inc., 7.375%, due 11/15/14	972,337
1,500,000	Norske Skog Canada, Ltd., 7.375%, due 03/01/14	1,440,000
1,000,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15	1,066,250	*
400,000	Verso Paper Holdings LLC, (144A), 9.125%, due 08/01/14	424,000	*
	Total Forest Products & Paper	8,523,243
	Healthcare Providers (3.5%)
575,000	DaVita, Inc., 7.25%, due 03/15/15	587,937
1,275,000	HCA, Inc., (144A), 9.25%, due 11/15/16	1,391,344	*
775,000	National Mentor Holdings, 11.25%, due 07/01/14	852,500
1,200,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	1,228,500
625,000	United Surgical Partners, (144A), 8.875%, due 05/01/17	642,187	*
	Total Healthcare Providers	4,702,468
	Heavy Construction (0.4%)
550,000	WCI Communities, Inc., 6.625%, due 03/15/15	515,625	†
	Heavy Machinery (1.3%)
1,100,000	Case New Holland, Inc., 7.125%, due 03/01/14	1,153,625
550,000	Goodman Global Holdings, Inc., Class B, 8.36%, due 06/15/12	555,500
	Total Heavy Machinery	1,709,125
	Home Construction, Furnishings & Appliances (3.3%)
1,400,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	1,288,000	†
475,000	KB Home, 7.25%, due 06/15/18	457,188

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW High Yield Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Home Construction, Furnishings & Appliances (Continued)
$175,000	Standard Pacific Corp., 7%, due 08/15/15	$163,625	†
1,125,000	Standard Pacific Corp., 9.25%, due 04/15/12	1,102,500	†
600,000	William Lyon Homes, Inc., 7.625%, due 12/15/12	534,000
950,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	935,750
	Total Home Construction, Furnishings & Appliances	4,481,063
	Industrial—Diversified (0.7%)
1,000,000	Harland Clarke Holdings Corp., (144A), 9.5%, due 05/15/15	1,007,500	*
	Insurance (0.8%)
1,100,000	Leucadia National Corp., 7%, due 08/15/13	1,105,500
	Lodging (3.1%)
1,450,000	M T R Gaming Group, Inc., 9%, due 06/01/12	1,524,313
1,100,000	Majestic Star Casino LLC/Majestic Star Casino Capital Corp., 9.5%, due 10/15/10	1,160,500
1,000,000	Mandalay Resort Group, 7.625%, due 07/15/13	1,000,000
510,000	Mandalay Resort Group, 9.375%, due 02/15/10	549,525
	Total Lodging	4,234,338
	Media—Broadcasting & Publishing (8.2%)
1,650,000	Charter Communications Holdings LLC, 11%, due 10/01/15	1,749,000
1,175,000	CMP Susquehanna, (144A), 9.875%, due 05/15/14	1,198,500	*
700,000	CSC Holdings, Inc., 7.625%, due 04/01/11	721,000
1,000,000	Dex Media, Inc., 8%, due 11/15/13	1,050,000
1,075,000	Echostar DBS Corp., 7%, due 10/01/13	1,118,000
1,725,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	1,789,688
875,000	Primedia, Inc., 8%, due 05/15/13	906,719
1,050,000	Rogers Cable, Inc., 6.75%, due 03/15/15	1,102,500
1,425,000	Umbrella Acquisition, Inc., (144A), 9.75%, due 03/15/15	1,435,688	*†
	Total Media—Broadcasting & Publishing	11,071,095
	Medical Supplies (0.5%)
700,000	Advanced Medical Optics, Inc., (144A), 7.5%, due 05/01/17	719,250	*
	Metals (6.2%)
950,000	AK Steel Corp., 7.75%, due 06/15/12	980,875
600,000	Belden CDT, Inc., (144A), 7%, due 03/15/17	613,500	*
700,000	Chaparral Steel Co., 10%, due 07/15/13	783,125
275,000	FREEPORT-McMoRan COPPER & GOLD, INC., 8.25%, due 04/01/15	297,344
1,175,000	FREEPORT-McMoRan COPPER & GOLD, INC., 8.375%, due 04/01/17	1,285,156
1,575,000	Mobile Services Group, Inc., (144A), 9.75%, due 08/01/14	1,708,875	*
1,000,000	Novelis, Inc., 7.25%, due 02/15/15	1,057,500
1,175,000	Ryerson, Inc., 8.25%, due 12/15/11	1,204,375
500,000	Steel Dynamics, Inc., (144A), 6.75%, due 04/01/15	500,625	*
	Total Metals	8,431,375
	Oil & Gas (6.4%)
750,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	739,688
2,000,000	Chesapeake Energy Corp., 7%, due 08/15/14	2,070,000

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW High Yield Bond Fund

April 30, 2007

Principal Amount	Fixed Income Securities	Value
	Oil & Gas (Continued)
$350,000	Denbury Resources, Inc., 7.5%, due 04/01/13	$357,875
625,000	Denbury Resources, Inc., 7.5%, due 12/15/15	639,063
980,000	Hanover Compressor Co., 9%, due 06/01/14	1,059,625
1,000,000	OPTI Canada, Inc., (144A), 8.25%, due 12/15/14	1,062,500	*
400,000	Petrohawk Energy Corp., 9.125%, due 07/15/13	427,000
1,200,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	1,191,000
825,000	Williams Companies, Inc., 7.875%, due 09/01/21	907,500
175,000	Williams Companies, Inc., 8.125%, due 03/15/12	191,188
	Total Oil & Gas	8,645,439
	Real Estate (1.9%)
375,000	American Real Estate Holdings, LP, (144A), 7.125%, due 02/15/13	368,906	*
1,425,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	1,449,938
740,000	FelCor Lodging, LP, 8.5%, due 06/01/11	794,575
	Total Real Estate	2,613,419
	Restaurants (1.2%)
950,000	Aramark Corp., (144A), 8.5%, due 02/01/15	993,938	*
700,000	Friendly Ice Cream Corp., 8.375%, due 06/15/12	690,375
	Total Restaurants	1,684,313
	Retailers (3.7%)
975,000	Dollarama Group, LP, 8.875%, due 08/15/12	1,023,750
1,400,000	Harry & David Holdings, Inc., 9%, due 03/01/13	1,456,000
900,000	Jean Coutu Group, Inc., 7.625%, due 08/01/12	960,030
500,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	562,500	†
1,050,000	Rite Aid Corp., 7.5%, due 01/15/15	1,065,750	†
	Total Retailers	5,068,030
	Telephone Communications, exc. Radio (4.4%)
1,750,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	1,785,000
1,400,000	Citizens Communications Co., 9%, due 08/15/31	1,540,000
1,000,000	Qwest Corp., 7.625%, due 06/15/15	1,070,000
1,400,000	Qwest Corp., 8.875%, due 03/15/12	1,548,750
	Total Telephone Communications, exc. Radio	5,943,750
	Telephone Systems (2.6%)
1,525,000	Level 3 Financing, Inc., (144A), 9.25%, due 11/01/14	1,586,000	*
275,000	Nordic Telephone Co. Holdings ApS (Denmark), (144A), 8.875%, due 05/01/16	295,625	*
200,000	Windstream Corp., 8.125%, due 08/01/13	217,500
1,325,000	Windstream Corp., 8.625%, due 08/01/16	1,454,188
	Total Telephone Systems	3,553,313
	Transportation (1.0%)
1,275,000	Hertz Corp., 8.875%, due 01/01/14	1,377,000
	Total Corporate Bonds (Cost: $128,125,210)	130,898,366
	Total Fixed Income Securities (Cost: $128,125,210) (96.7%)	130,898,366

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW High Yield Bond Fund

Schedule of Investments (Continued)

Number of Shares	Equity Securities	Value
2,047	Forman Petroleum Corp., Warrants, expired maturity (Oil & Gas Services)	$—	***
4,150	GT Group Telecom, Inc., (144A), Warrants, expire 02/01/10 (Telecommunications)	—	****
15,167	Huntsman Corp., Common Stock (Chemicals)	297,273	***
69,000	Level 3 Communications, Inc., Common Stock (Telecommunications)	383,640	***
4	Pliant Corp., Common Stock (Paper & Forest Products)	—
5,754	Trump Entertainment Resorts, Inc., Common Stock (Entertainment & Leisure)	93,387	***†
	Total Equity Securities (Cost: $591,128) (0.6%)	774,300
Principal Amount	Short-Term Investments ▲
$206,878	Banco Bilbao Vizcaya Argentaria, S.A., 5.305%, due 05/14/07	206,878	****
268,952	Bank of America, 5.27%, due 05/08/07	268,952	****
258,608	Bank of America, 5.27%, due 06/18/07	258,608	****
155,165	Bank of America, 5.27%, due 06/19/07	155,165	****
258,608	Bank of America, 5.31%, due 05/17/07	258,608	****
51,722	Bank of Montreal, 5.28%, due 05/18/07	51,722	****
51,722	Bank of Montreal, 5.28%, due 06/01/07	51,722	****
155,165	Bank of Nova Scotia, 5.28%, due 05/01/07	155,165	****
103,443	Bank of Nova Scotia, 5.28%, due 05/02/07	103,443	****
103,443	Bank of Nova Scotia, 5.28%, due 05/09/07	103,443	****
206,886	Bank of Sweden, 5.3%, due 05/11/07	206,886	****
103,443	Barclays Bank PLC, 5.285%, due 05/07/07	103,443	****
103,443	Barclays Bank PLC, 5.285%, due 05/21/07	103,443	****
258,608	Barclays Bank PLC, 5.29%, due 06/08/07	258,608	****
155,165	Barclays Bank PLC, 5.295%, due 06/04/07	155,165	****
155,165	Barclays Bank PLC, 5.3%, due 05/16/07	155,165	****
103,443	CAFCO Funding LLC, 5.293%, due 05/31/07	103,443	****
155,165	CAFCO Funding LLC, 5.294%, due 05/16/07	155,165	****
51,722	Calyon, 5.3%, due 05/17/07	51,722	****
51,722	Calyon, 5.305%, due 05/24/07	51,722	****
103,443	Canadian Imperial Bank of Commerce, 5.28%, due 05/29/07	103,443	****
103,443	Charta LLC, 5.289%, due 06/13/07	103,443	****
51,722	Charta LLC, 5.296%, due 05/09/07	51,722	****
155,165	Charta LLC, 5.298%, due 05/08/07	155,165	****
103,443	Citigroup, Inc., 5.31%, due 05/04/07	103,443	****
51,722	Compass Securitization, 5.293%, due 05/25/07	51,722	****
51,722	CRC Funding LLC, 5.282%, due 05/16/07	51,722	****
206,886	Credit Suisse USA, Inc., 5.275%, due 05/03/07	206,886	****
51,722	Credit Suisse USA, Inc., 5.295%, due 06/25/07	51,722	****
51,722	Credit Suisse USA, Inc., 5.3%, due 05/17/07	51,722	****
103,443	Credit Suisse USA, Inc., 5.3%, due 06/11/07	103,443	****
258,608	Credit Suisse USA, Inc., 5.31%, due 05/01/07	258,608	****
103,443	Deutsche Bank, 5.275%, due 05/03/07	103,443	****
103,443	Deutsche Bank, 5.3%, due 05/15/07	103,443	****
103,443	Erste Bank, 5.29%, due 05/09/07	103,443	****

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW High Yield Bond Fund

April 30, 2007

Principal Amount	Short-Term Investments	Value
$51,722	Fairway Finance Company LLC, 5.297%, due 05/07/07	$51,722	****
51,722	Falcon Asset Securitization Corp., 5.284%, due 05/24/07	51,722	****
51,722	Falcon Asset Securitization Corp., 5.292%, due 05/07/07	51,722	****
155,165	First Tennessee National Corp., 5.31%, due 05/02/07	155,165	****
103,443	Fortis Bank, 5.27%, due 05/11/07	103,443	****
155,165	Fortis Bank, 5.28%, due 05/21/07	155,165	****
103,443	Fortis Bank, 5.28%, due 05/23/07	103,443	****
155,165	Fortis Bank, 5.28%, due 05/25/07	155,165	****
51,722	Fortis Bank, 5.3%, due 06/25/07	51,722	****
51,722	Greyhawk Funding, 5.296%, due 05/02/07	51,722	****
51,722	HBOS Halifax Bank of Scotland, 5.3%, due 05/08/07	51,722	****
1,459,963	Investors Bank & Trust Depository Reserve, 3.59%	1,459,963
103,443	Jupiter Securitization Corp., 5.292%, due 05/02/07	103,443	****
51,722	Liberty Street Funding Corp., 5.282%, due 05/25/07	51,722	****
103,443	Liberty Street Funding Corp., 5.292%, due 05/03/07	103,443	****
51,718	Morgan Stanley, 5.383%, due 08/01/07	51,722	****
103,443	Paradigm Funding LLC, 5.282%, due 05/22/07	103,443	****
103,443	Paradigm Funding LLC, 5.287%, due 05/31/07	103,443	****
362,051	Rabobank Nederland, 5.265%, due 05/02/07	362,051	****
103,443	Rabobank Nederland, 5.275%, due 05/30/07	103,443	****
413,773	Rabobank Nederland, 5.3%, due 05/01/07	413,773	****
103,443	Ranger Funding, 5.283%, due 06/01/07	103,443	****
103,443	Ranger Funding, 5.287%, due 05/17/07	103,443	****
51,722	Ranger Funding, 5.291%, due 05/01/07	51,722	****
103,443	Ranger Funding, 5.293%, due 06/19/07	103,443	****
258,608	Royal Bank of Canada, 5.3%, due 05/01/07	258,608	****
51,722	Royal Bank of Scotland, 5.285%, due 05/07/07	51,722	****
103,443	Royal Bank of Scotland, 5.3%, due 05/08/07	103,443	****
51,722	Royal Bank of Scotland, 5.3%, due 05/09/07	51,722	****
155,165	Royal Bank of Scotland, 5.31%, due 05/25/07	155,165	****
77,582	Sheffield Receivables Corp., 5.286%, due 05/23/07	77,582	****
155,165	Sheffield Receivables Corp., 5.295%, due 05/04/07	155,165	****
51,722	Skandinaviska Enskilda Banken AB, 5.28%, due 05/15/07	51,722	****
936,521	Svenska Handelsbanken, 5.31%, due 05/01/07	936,521	****
51,722	Three Pillars Funding LLC, 5.282%, due 05/24/07	51,722	****
206,886	Toronto Dominion Bank, 5.28%, due 05/10/07	206,886	****
258,608	UBS AG, 5.28%, due 06/01/07	258,608	****
258,608	UBS AG, 5.288%, due 06/18/07	258,608	****
103,443	UBS AG, 5.29%, due 06/12/07	103,443	****
310,329	UBS AG, 5.29%, due 06/15/07	310,329	****
103,443	Variable Funding Capital Co., 5.277%, due 05/17/07	103,443	****
51,722	Yorktown Capital LLC, 5.295%, due 05/14/07	51,722	****
	Total	11,949,459
	Total Short-Term Investments (Cost: $11,949,459) (8.8%)	11,949,459
	Total Investments (Cost: $140,665,797) (106.1%)	143,622,125
	Liabilities in Excess of Other Assets (-6.1%)	(8,295,154)
	Net Assets (100.0%)	$135,326,971

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW High Yield Bond Fund

Schedule of Investments (Continued)

Notes to the Schedule of Investments:

  *  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the value of these securities amounted to $31,138,812 or 23.0% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

  **  Illiquid security.

  ***  Non-income producing.

  ****  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  #  Company is in default and is not making interest payments.

  ▲  Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	April 30, 2007

Industry	Percentage of Net Assets
Advertising	0.2%
Aerospace & Defense	1.0
Airlines	0.9
Automotive	2.0
Banking	1.7
Beverages, Food & Tobacco	2.1
Building Materials	0.6
Chemicals	6.0
Coal	0.6
Commercial Services	5.4
Communications	1.9
Computer Integrated Systems Design	0.5
Containers & Packaging	1.0
Electric Utilities	5.7
Electrical Equipment	0.7
Electronics	3.3
Entertainment & Leisure	2.6
Financial Services	5.2
Forest Products & Paper	6.3
Healthcare Providers	3.5
Heavy Construction	0.4
Heavy Machinery	1.3
Home Construction, Furnishings & Appliances	3.3
Hotels, Restaurants & Leisure	0.1
Industrial—Diversified	0.7
Insurance	0.8
Lodging	3.1
Media—Broadcasting & Publishing	8.2
Medical Supplies	0.5
Metals	6.2
Oil & Gas	6.4
Real Estate	1.9
Restaurants	1.2
Retailers	3.7
Telecommunications	0.3
Telephone Communications, exc. Radio	4.4
Telephone Systems	2.6
Transportation	1.0
Short-Term Investments	8.8
Total	106.1%

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (48.3% of Net Assets)
$1,749,226	Countrywide Alternative Loan Trust (04-HYB2-2A), 6.178%, due 07/20/34	$1,762,608
4,097,114	Countrywide Alternative Loan Trust (05-76-1A1), 6.494%, due 01/25/36	4,144,500
3,738,633	Countrywide Alternative Loan Trust (06-9-A1), 6%, due 05/25/36	3,739,006
1,678,051	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 4.271%, due 11/25/32	1,670,702
32,654	Federal Home Loan Mortgage Corp. (2432-FH), 6.02%, due 03/15/32	32,885
294,244	Federal Home Loan Mortgage Corp. (2585-FD), 5.82%, due 12/15/32	295,409
2,439,732	Federal Home Loan Mortgage Corp. (2649-PF), 5.72%, due 06/15/33 (PAC)	2,442,782
2,780,456	Federal Home Loan Mortgage Corp. (2957-KA), 5%, due 10/15/24 (PAC)	2,765,080
905,281	Federal Home Loan Mortgage Corp. (3063-FJ), 5.88%, due 05/15/33	907,282
3,448,709	Federal Home Loan Mortgage Corp. (3070-FT), 5.67%, due 11/15/35	3,451,399
3,056,402	Federal Home Loan Mortgage Corp. (3114-PF), 5.72%, due 02/15/36	3,063,432
4,080,856	Federal Home Loan Mortgage Corp. (3170-FM), 5.67%, due 09/15/33 (TAC)	4,094,118
2,793,599	Federal Home Loan Mortgage Corp. Strip (237-F22), 5.67%, due 05/15/36	2,802,874
3,730	Federal National Mortgage Association (02-36-FK), 5.77%, due 12/25/29	3,730
17,961	Federal National Mortgage Association (02-55-VK), 6%, due 07/25/13	17,900
3,121,011	Federal National Mortgage Association (03-64-FN), 5.77%, due 07/25/33	3,123,882
2,649,485	Federal National Mortgage Association (06-30-KF), 5.76%, due 05/25/36	2,660,586
2,571,270	Federal National Mortgage Association (06-74-GF), 5.82%, due 08/25/36	2,574,433
1,458,902	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 5.82%, due 06/25/34	1,455,328
290,930	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 5.77%, due 12/25/33	291,677
4,226,638	GMAC Mortgage Corp. Loan Trust (06-AR2-1A1), 5.575%, due 05/19/36	4,319,582
2,022,145	Greenpoint Mortgage Funding Trust (05-AR4-3A1), 6.414%, due 10/25/45	2,018,020
3,703,766	Harborview Mortgage Loan Trust (05-4-2A), 4.938%, due 07/19/35	3,716,544
172,740	Residential Accredit Loans, Inc. (02-QS16-A2), 5.87%, due 10/25/17	172,980
2,178,879	Washington Mutual MSC Mortgage Pass Through Certificates (02-MS3-2A3), 6%, due 05/25/17	2,173,323
113,828	Washington Mutual MSC Mortgage Pass Through Certificates (03-MS4-2A4), 5.77%, due 02/25/33 (PAC)	114,106
889,357	Wells Fargo Mortgage Backed Securities Trust (05-18-2A3), 5.5%, due 01/25/36	884,235
	Total Collateralized Mortgage Obligations (Cost: $54,639,752)	54,698,403
	U.S. Government Agency Obligations (44.0%)
202,495	Federal Home Loan Mortgage Corp., Pool #1B1010, 5.123%, due 08/01/33	202,399
2,952,470	Federal Home Loan Mortgage Corp., Pool #1L0090, 5.225%, due 06/01/35	2,955,511
382,300	Federal Home Loan Mortgage Corp., Pool #310005, 7.156%, due 11/01/19	391,602
161,319	Federal Home Loan Mortgage Corp., Pool #610967, 7.248%, due 04/01/28	164,597
1,472,387	Federal Home Loan Mortgage Corp., Pool #780721, 5.496%, due 08/01/33	1,490,969
331,726	Federal Home Loan Mortgage Corp., Pool #780833, 4.614%, due 09/01/33	327,802
2,105,236	Federal Home Loan Mortgage Corp., Pool #781122, 5.597%, due 12/01/33	2,119,236
227,217	Federal Home Loan Mortgage Corp., Pool #789924, 4.863%, due 11/01/32	226,529
2,982,400	Federal Home Loan Mortgage Corp., Pool #847342, 5.895%, due 05/01/34	3,021,619
61,807	Federal Home Loan Mortgage Corp., Pool #G50513, 5.5%, due 01/01/08	61,727
73,897	Federal National Mortgage Association, Pool #392536, 7.575%, due 08/01/27	75,180
182,265	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	189,448
85,908	Federal National Mortgage Association, Pool #661691, 4.801%, due 10/01/32	86,749
1,555,050	Federal National Mortgage Association, Pool #711014, 5.383%, due 10/01/33	1,562,980

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Short Term Bond Fund

April 30, 2007

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$276,497	Federal National Mortgage Association, Pool #725886, 4.347%, due 05/01/34	$278,341
1,352,693	Federal National Mortgage Association, Pool #735084, 5.809%, due 02/01/34	1,366,883
818,780	Federal National Mortgage Association, Pool #735524, 5.812%, due 02/01/35	827,263
1,868,181	Federal National Mortgage Association, Pool #735542, 4.8%, due 11/01/34	1,877,465
1,727,915	Federal National Mortgage Association, Pool #770222, 5.134%, due 04/01/34	1,728,952
4,212,096	Federal National Mortgage Association, Pool #773853, 3.469%, due 04/01/34	4,261,082
1,790,878	Federal National Mortgage Association, Pool #786884, 4.735%, due 08/01/34	1,823,741
2,750,245	Federal National Mortgage Association, Pool #793031, 4.507%, due 07/01/34	2,804,865
2,247,396	Federal National Mortgage Association, Pool #804017, 4.045%, due 12/01/34	2,252,341
1,073,120	Federal National Mortgage Association, Pool #821159, 5.53%, due 05/01/35	1,086,180
2,569,111	Federal National Mortgage Association, Pool #821542, 4.384%, due 05/01/35	2,579,696
1,420,910	Federal National Mortgage Association, Pool #821915, 4.786%, due 06/01/35	1,435,687
1,903,396	Federal National Mortgage Association, Pool #822073, 4.853%, due 07/01/35	1,931,718
817,458	Federal National Mortgage Association, Pool #826239, 4.778%, due 07/01/35	826,434
467,063	Federal National Mortgage Association, Pool #830581, 6.854%, due 05/01/35	468,525
1,247,786	Federal National Mortgage Association, Pool #832721, 5.374%, due 09/01/35	1,267,626
1,055,523	Federal National Mortgage Association, Pool #841970, 5.921%, due 10/01/33	1,067,187
1,634,400	Federal National Mortgage Association, Pool #851282, 6.796%, due 11/01/35	1,652,036
79,721	Government National Mortgage Association II, Pool #80022, 6.125%, due 12/20/26	81,126
843,812	Government National Mortgage Association II, Pool #80546, 6%, due 10/20/31	856,950
121,122	Government National Mortgage Association II, Pool #80636, 5.5%, due 09/20/32	122,232
576,035	Government National Mortgage Association II, Pool #80734, 5.5%, due 09/20/33	581,864
19,955	Government National Mortgage Association II, Pool #80747, 6.125%, due 10/20/33	20,241
118,263	Government National Mortgage Association II, Pool #80757, 5.5%, due 10/20/33	119,737
222,308	Government National Mortgage Association II, Pool #80764, 6.125%, due 11/20/33	225,494
236,888	Government National Mortgage Association II, Pool #80766, 6.125%, due 11/20/33	240,285
728,523	Government National Mortgage Association II, Pool #80797, 5%, due 01/20/34	737,826
3,343,320	Government National Mortgage Association II, Pool #80848, 5.625%, due 03/20/34	3,385,947
314,620	Government National Mortgage Association II, Pool #80869, 5.5%, due 04/20/34	318,833
296,440	Government National Mortgage Association II, Pool #80937, 5.875%, due 06/20/34	300,207
341,715	Government National Mortgage Association, Pool #781714, 6.5%, due 12/15/17	349,762
	Total U.S. Government Agency Obligations (Cost: $49,411,302)	49,752,874
	Total Fixed Income Securities (Cost: $104,051,054) (92.3%)	104,451,277

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Short Term Bond Fund

Schedule of Investments (Continued)

Principal Amount	Short-Term Investments	Value
$1,000,000	Abbot Laboratories, 5.25%, due 05/15/07 (Commercial Paper)	$997,958
890,000	HBOS Halifax Bank of Scotland Treasury Services, 5.24%, due 05/02/07 (Commercial Paper)	889,870
3,000,000	HBOS Halifax Bank of Scotland Treasury Services, 5.25%, due 05/08/07 (Commercial Paper)	2,999,563
121,391	Investors Bank & Trust Depository Reserve, 3.59%	121,391
3,000,000	UBS Finance, Inc., 5.25%, due 05/08/07 (Commercial Paper)	2,996,938
	Total	8,005,720
	Total Short-Term Investments (Cost: $8,005,720) (7.1%)	8,005,720
	Total Investments (Cost: $112,056,774) (99.4%)	112,456,997
	Excess of Other Assets over Liabilities (0.6%)	696,386
	Net Assets (100.0%)	$113,153,383

Notes to the Schedule of Investments:

PAC  -    Planned Amortization Class.

TAC  -    Target Amortization Class.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	April 30, 2007

Industry	Percentage of Net Assets
Banking	23.4%
U.S. Government Agency Obligations	68.9
Short-Term Investments	7.1
Total	99.4%

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (78.4% of Net Assets)
$23,901,266	ABN Amro Mortgage Corp. (03-9-A1), 4.5%, due 08/25/18	$22,737,752
4,487,099	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 4.186%, due 02/25/35	4,546,822
3,218,845	Countrywide Alternative Loan Trust (05-27-1A2), 6.414%, due 08/25/35	3,228,888
16,413,859	Countrywide Alternative Loan Trust (05-76-1A1), 6.494%, due 01/25/36	16,577,998
4,282,531	Countrywide Home Loans, Inc. (05-8R-A4), 6%, due 10/25/34	4,289,683
17,646,764	Countrywide Home Loans, Inc. (06-HYB5-1A1), 6.007%, due 07/25/09	17,666,705
2,209,194	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	2,204,267
71,319	Federal Home Loan Mortgage Corp. (1422-SA), 11.492%, due 11/15/07 (I/F)	72,168
43,790	Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09	43,754
1,956,615	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	2,009,698
55,483	Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13	56,002
1,876,814	Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28	1,894,250
794,541	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	817,828
3,410,852	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	3,436,399
7,294,069	Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32	7,581,893
5,097,020	Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32	4,914,903
11,044,891	Federal Home Loan Mortgage Corp. (2594-OR), 4.25%, due 06/15/32 (PAC)	10,784,452
8,000,000	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	7,489,680
433,429	Federal Home Loan Mortgage Corp. (2650-MS), 0.825%,due 07/15/33 (I/F)(TAC)	347,316
4,991,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	4,645,373
3,122,305	Federal Home Loan Mortgage Corp. (2672-SH), 3.544%, due 09/15/33 (I/F)	2,588,016
7,000,000	Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18	6,507,620
2,898,385	Federal Home Loan Mortgage Corp. (2702-CS), 1.02%, due 11/15/33 (I/F)	1,997,944
8,328,463	Federal Home Loan Mortgage Corp. (2752-EZ), 5.5%, due 02/15/34	7,933,610
12,189,067	Federal Home Loan Mortgage Corp. (2769-ER), 4.25%, due 01/15/23	11,784,755
9,946,938	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	9,544,485
3,503,597	Federal Home Loan Mortgage Corp. (2801-PS), 0.332%, due 05/15/34 (I/F)	2,418,253
14,604,528	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	14,217,070
10,000,000	Federal Home Loan Mortgage Corp. (2883-PT), 5%, due 01/15/33 (PAC)	9,722,200
5,860,519	Federal Home Loan Mortgage Corp. (2893-PO), 0%, due 11/15/34 (P/O)	4,213,127
5,258,596	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)	4,332,189
11,234,724	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	10,810,614
14,865,994	Federal Home Loan Mortgage Corp. (2922-EH), 4.5%, due 07/15/23	14,338,846
10,891,019	Federal Home Loan Mortgage Corp. (2929-BD), 4.25%, due 06/15/19	10,590,754
4,641,212	Federal Home Loan Mortgage Corp. (2991-SH), 3.075%, due 07/15/33 (I/F)	4,308,716
7,749,091	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)	7,611,864
10,576,599	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC)	9,794,988
5,307,693	Federal Home Loan Mortgage Corp. (3057-OS), 0.293%, due 10/15/35 (I/F)	3,564,116
13,166,840	Federal Home Loan Mortgage Corp. (3074-EO), 0%, due 07/15/34 (P/O)	10,299,629
15,301,379	Federal Home Loan Mortgage Corp. (3111-HZ), 6%, due 02/15/36	15,092,209
8,126,935	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32	7,750,008
22,234,091	Federal Home Loan Mortgage Corp. (3170-EC), 5%, due 06/15/32	22,008,192
3,220,739	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	3,242,221
6,400,477	Federal National Mortgage Association (02-70-QZ), 5.5%, due 11/25/32 (PAC)	6,223,055

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Total Return Bond Fund

April 30, 2007

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$8,320,620	Federal National Mortgage Association (02-75-ZG), 5.5%, due 11/25/32	$8,224,516
5,000,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18 (PAC)	4,664,700
12,929,716	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	12,510,923
2,932,420	Federal National Mortgage Association (03-120-BK), 3.5%, due 11/25/16	2,801,898
9,016,048	Federal National Mortgage Association (03-44-CB), 4.25%, due 03/25/33 (PAC)	8,614,653
1,593,640	Federal National Mortgage Association (04-19-SP), 0%, due 06/25/33 (I/F)	1,092,584
3,142,087	Federal National Mortgage Association (04-29-KD), 4.5%, due 05/25/34 (PAC)	2,983,694
4,876,714	Federal National Mortgage Association (04-29-L), 4%, due 09/25/17	4,749,383
11,754,640	Federal National Mortgage Association (04-3-HA), 4%, due 07/25/17	11,432,446
6,143,576	Federal National Mortgage Association (04-52-SW), 1.78%, due 07/25/34 (I/O)	261,901
10,000,000	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	9,159,100
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	7,570,320
11,867,754	Federal National Mortgage Association (04-84-CD), 4%, due 10/25/18	11,502,583
13,882,637	Federal National Mortgage Association (05-108-GZ), 5.75%, due 07/25/35	13,374,671
10,578,742	Federal National Mortgage Association (05-73-ZB), 5.5%, due 08/25/35	9,976,706
9,500,000	Federal National Mortgage Association (05-92-ET), 6%, due 10/25/35 (I/F)(TAC)	9,009,420
7,361,716	Federal National Mortgage Association (06-45-KH), 5.5%, due 06/25/36 (TAC)	7,220,960
821,916	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F)(PAC)	891,820
4,885,864	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)	4,013,786
1,513,887	Federal National Mortgage Association (98-44-ZA), 6.5%, due 07/20/28	1,540,198
308,319	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	320,007
142,561	First Nationwide Trust (01-5-A1), 6.75%, due 10/21/31	142,171
2,148,764	Government National Mortgage Association (02-41-SB), 0.68%, due 06/20/32 (I/F)(I/O)	61,261
4,006,386	Government National Mortgage Association (02-41-ZJ), 6%, due 06/20/32	4,029,824
2,660,764	Government National Mortgage Association (02-76-SG), 2.28%, due 10/16/29 (I/F)(I/O)	155,814
6,161,389	Government National Mortgage Association (03-42-SH), 1.23%, due 05/20/33 (I/F)(I/O)	170,424
8,804,711	Government National Mortgage Association (03-66-MZ), 5.5%, due 05/20/33	8,608,278
2,992,099	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)	2,757,249
11,714,308	Government National Mortgage Association (04-27-PA), 4%, due 10/20/32 (PAC)	11,348,353
10,625,214	Harborview Mortgage Loan Trust (04-10-3A1A), 5.098%, due 01/19/35	10,831,237
8,141,398	Lehman Mortgage Trust (05-2-5A5), 5.75%, due 12/25/35	7,257,006
3,248,721	Master Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	3,195,605
9,247,199	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	9,244,795
2,994,271	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	2,989,720
424,167	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	428,616
26,133,617	Wells Fargo Mortgage Backed Securities Trust (06-AR2-2A5), 5.09%, due 03/25/36	26,062,795
	Total Collateralized Mortgage Obligations (Cost: $531,007,540)	535,439,729
	U.S. Government Agency Obligations (13.9%)
3,568,491	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.729%, due 11/01/34	3,525,669
24,558	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15	24,912

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Total Return Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$367,384	Federal Home Loan Mortgage Corp., Pool #755363, 7.047%, due 09/01/30	$373,549
795,260	Federal Home Loan Mortgage Corp., Pool #789924, 4.86%, due 11/01/32	792,851
11,416	Federal Home Loan Mortgage Corp., Pool #846317, 7%, due 08/01/26	11,497
98,397	Federal Home Loan Mortgage Corp., Pool #846510, 7.013%, due 04/01/25	101,170
174,811	Federal Home Loan Mortgage Corp., Pool #846732, 7.082%, due 01/01/30	178,424
159,621	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	157,793
185,256	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	183,134
372,587	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	368,321
333,688	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	329,867
868,555	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	881,375
3,219,991	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	3,114,053
20,500,000	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	20,540,795
147,746	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	151,965
739	Federal National Mortgage Association, Pool #029542, 8.75%, due 07/01/09	746
82,783	Federal National Mortgage Association, Pool #124410, 7.06%, due 07/01/22	84,699
739,816	Federal National Mortgage Association, Pool #254369, 6%, due 06/01/12	745,912
1,158,538	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	1,164,458
3,000,050	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	3,003,200
28,767	Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11	29,246
56,750	Federal National Mortgage Association, Pool #348025, 6.92%, due 06/01/26	57,377
1,151,459	Federal National Mortgage Association, Pool #655819, 4.95%, due 08/01/32	1,165,196
1,420,752	Federal National Mortgage Association, Pool #661856, 4.803%, due 10/01/32	1,440,401
3,425,226	Federal National Mortgage Association, Pool #671133, 5.181%, due 02/01/33	3,403,510
1,014,838	Federal National Mortgage Association, Pool #672272, 4.948%, due 12/01/32	1,016,198
2,432,000	Federal National Mortgage Association, Pool #676766, 4.717%, due 01/01/33	2,398,050
1,667,516	Federal National Mortgage Association, Pool #687847, 4.532%, due 02/01/33	1,660,279
3,888,480	Federal National Mortgage Association, Pool #692104, 5.071%, due 02/01/33	3,848,040
3,729,238	Federal National Mortgage Association, Pool #699866, 4.394%, due 04/01/33	3,651,446
2,186,953	Federal National Mortgage Association, Pool #704454, 4.251%, due 05/01/33	2,139,562
2,133,331	Federal National Mortgage Association, Pool #708820, 4.615%, due 06/01/33	2,114,409
4,744,961	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	4,511,225
2,704,508	Federal National Mortgage Association, Pool #728824, 3.95%, due 07/01/33	2,617,450
4,572,115	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	4,531,194
329,736	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	325,858
5,173,086	Federal National Mortgage Association, Pool #821915, 4.786%, due 06/01/35	5,226,886
16,290,813	Federal National Mortgage Association, Pool #838765, 5.201%, due 10/01/35	16,204,961
353,675	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	366,796
115,783	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	120,079
2,608,300	Government National Mortgage Association, Pool #80963, 5%, due 07/20/34	2,621,028
	Total U.S. Government Agency Obligations (Cost: $95,972,578)	95,183,581
	U.S. Treasury Securities (0.0%)
112,000	Certificates Accrual Treasury Strips, 0%, due 08/15/08	105,203
	Total U.S. Treasury Securities (Cost: $102,479)	105,203
	Total Fixed Income Securities (Cost: $627,082,597) (92.3%)	630,728,513

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Total Return Bond Fund

April 30, 2007

Principal Amount	Short-Term Investments	Value
$14,000,000	Abbey National LLC, 5.24%, due 05/17/07 (Commercial Paper)	$13,967,396
4,000,000	Abbot Laboratories, 5.25%, due 05/15/07 (Commercial Paper)	3,991,833
5,000,000	BNP Paribas Finance, Inc., 5.25%, due 05/08/07 (Commercial Paper)	4,994,896
11,000,000	BNP Paribas Finance, Inc., 5.255%, due 05/08/07 (Commercial Paper)	10,988,760
1,900,000	Danske Corp., 5.245%, due 05/16/07 (Commercial Paper)	1,895,848
11,000,000	Deutsche Bank, 5.25%, due 05/08/07 (Commercial Paper)	10,988,771
4,232,000	HBOS Halifax Bank of Scotland Treasury Services, 5.24%, due 05/02/07 (Commercial Paper)	4,231,384
6,450,000	HBOS Halifax Bank of Scotland Treasury Services, 5.25%, due 05/02/07 (Commercial Paper)	6,449,059
94,574	Investors Bank & Trust Depository Reserve, 3.59%	94,574
2,480,000	Nestle Capital Corp., 5.23%, due 05/04/07 (Commercial Paper)	2,478,919
7,000,000	Toyota Motor Credit Co., 5.23%, due 05/02/07 (Commercial Paper)	6,998,983
	Total	67,080,423
	Total Short-Term Investments (Cost: $67,080,423) (9.8%)	67,080,423
	Total Investments (Cost: $694,163,020) (102.1%)	697,808,936
	Liabilities in Excess of Other Assets (–2.1%)	(14,434,315)
	Net Assets (100.0%)	$683,374,621

  Notes to the Schedule of Investments:

I/F  -    Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

I/O  -    Interest Only Security.

P/O  -    Principal Only Security.

PAC  -    Planned Amortization Class.

TAC  -    Target Amortization Class.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	April 30, 2007

Industry	Percentage of Net Assets
Banking	17.9%
Private Mortgage-Backed Securities	1.3
U.S. Government Agency Obligations	73.1
U.S. Government Obligations	0.0 *
Short-Term Investments	9.8
Total	102.1%

*  Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2007

	TCW Money Market Fund	TCW Core Fixed Income Fund		TCW High Yield Bond Fund		TCW Short Term Bond Fund	TCW Total Return Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$639,566	$147,737	(2)	$143,622	(2)	$112,457	$697,809
Foreign Currency, at Value	—	4,607	(3)	—		—	—
Receivables for Securities Sold	—	90		8,658		325	43
Receivables for Fund Shares Sold	—	125		111		—	4,678
Interest and Dividends Receivable	3,002	1,331		2,786		445	2,549
Total Assets	642,568	153,890		155,177		113,227	705,079
LIABILITIES
Distributions Payable	2,614	22		92		1	265
Payables for Securities Purchased	—	2,649		8,964		—	20,611
Payables for Fund Shares Redeemed	—	3		153		—	485
Payables Upon Return of Securities Loaned	—	17,103		10,489		—	—
Accrued Directors' Fees and Expenses	6	6		6		6	6
Accrued Compliance Expense	—	—		—	(4)	— (4)	— (4)
Accrued Management Fees	130	17		94		29	199
Accrued Distribution Fees	—	21		11		—	44
Other Accrued Expenses	53	48		41		38	94
Total Liabilities	2,803	19,869		19,850		74	21,704
NET ASSETS	$639,765	$134,021		$135,327		$113,153	$683,375
NET ASSETS CONSIST OF:
Paid-in Capital	$639,433	$136,291		$182,067		$113,023	$681,956
Accumulated Net Realized Loss on Investments and Foreign Currency	—	(2,315)		(49,781)		(163)	(1,123)
Unrealized Appreciation (Depreciation) of Investments and Foreign Currency	—	(173)		2,956		400	3,646
Undistributed (Distributions in Excess of) Net Investment Income	332	218		85		(107)	(1,104)
NET ASSETS	$639,765	$134,021		$135,327		$113,153	$683,375
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$639,765	$29,163		$83,048		$113,153	$462,521
N Class Share		$104,858		$52,279			$220,854
CAPTIAL SHARES OUTSTANDING: (5)
I Class Share	639,765,024	3,007,013		11,749,095		11,908,162	48,644,906
N Class Share		10,704,811		7,328,187			22,446,408
NET ASSET VALUE PER SHARE: (6)
I Class Share	$1.00	$9.70		$7.07		$9.50	$9.51
N Class Share		$9.80		$7.13			$9.84

(1)  The identified cost for the TCW Money Market Fund, the TCW Core Fixed Income Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund at April 30, 2007 was $639,566, $147,831, $140,666, $112,057 and $694,163, respectively.

(2)  The market value of securities lent for the TCW Core Fixed Income Fund and the TCW High Yield Bond Fund at April 30, 2007 was $16,422 and $10,067, respectively.

(3)  The identified cost for the TCW Core Fixed Income Fund at April 30, 2007 was $4,690.

(4)  Amounts round to less than $1 (in thousands).

(5)  Represents offering price and redemption price per share.

(6)  The number of authorized shares with a par value of $0.001 per share, for the TCW Money Market Fund is 5,000,000,000 for the I Class shares, the TCW Core Fixed Income Fund and the TCW High Yield Bond Fund is 1,667,000,000 for each of the I Class and N Class shares, the TCW Short Term Bond Fund is 1,666,000,000 for the I Class shares, and the TCW Total Return Bond Fund is 1,666,000,000 for each of the I Class and N Class shares.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2007

	TCW Money Market Fund	TCW Core Fixed Income Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$15,900	$2,682	$6,157	$2,797	$15,239
Dividends	—	—	2	—	—
Net Security Lending Income (1)	—	8	27	—	—
Other	—	—	37	—	—
Total	15,900	2,690	6,223	2,797	15,239
Expenses:
Managment Fees	746	219	589	275	1,460
Accounting Service Fees	36	7	13	8	40
Administration Fees	68	27	25	17	70
Transfer Agent Fees:
I Class	8	6	12	5	31
N Class	—	5	9	—	34
Custodian Fees	15	15	6	6	11
Professional Fees	21	20	18	17	27
Directors' Fees and Expenses	7	7	7	7	7
Registration Fees:
I Class	17	12	12	6	13
N Class	—	6	6	—	7
Distribution Fees:
N Class	—	94	66	—	234
Compliance Expense	2	— (2)	2	1	4
Other	35	7	15	8	51
Total	955	425	780	350	1,989
Less Expenses Borne by Investment Advisor:
I Class	—	17	—	108	302
N Class	—	10	—	—	121
Net Expenses	955	398	780	242	1,566
Net Investment Income	14,945	2,292	5,443	2,555	13,673
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
Investments	—	243	1,471	1	(428)
Foreign Currency	—	46	—	—	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(95)	3,346	535	4,020
Foreign Currency	—	(86)	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	—	108	4,817	536	3,592
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,945	$2,400	$10,260	$3,091	$17,265

(1)  Net of broker fees.

(2)  Amounts round to less than $1 (in thousands).

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Money Market Fund		TCW Core Fixed Income Fund
	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
OPERATIONS
Net Investment Income	$14,945	$23,547	$2,292	$2,144
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	—	—	289	(679)
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	—	—	(181)	1,014
Increase in Net Assets Resulting from Operations	14,945	23,547	2,400	2,479
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(14,945)	(23,547)	(815)	(1,729)
N Class	—	—	(1,740)	(739)
Total Distributions to Shareholders	(14,945)	(23,547)	(2,555)	(2,468)
NET CAPITAL SHARE TRANSACTIONS
I Class	74,849	(40,970)	(7,307)	(7,462)
N Class	—	—	87,184	373
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	74,849	(40,970)	79,877	(7,089)
Increase (Decrease) in Net Assets	74,849	(40,970)	79,722	(7,078)
NET ASSETS
Beginning of Period	564,916	605,886	54,299	61,377
End of Period	$639,765	$564,916	$134,021	$54,299

Undistributed Net Investment Income	$332	$332	$218	$481

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW High Yield Bond Fund		TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
OPERATIONS
Net Investment Income	$5,443	$11,793	$2,555	$3,866	$13,673	$23,299
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,471	(1,235)	1	—	(428)	(461)
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	3,346	2,994	535	256	4,020	5,399
Increase in Net Assets Resulting from Operations	10,260	13,552	3,091	4,122	17,265	28,237
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(3,534)	(9,706)	(2,634)	(3,997)	(10,633)	(15,328)
N Class	(1,643)	(2,856)	—	—	(4,762)	(7,965)
Total Distributions to Shareholders	(5,177)	(12,562)	(2,634)	(3,997)	(15,395)	(23,293)
NET CAPITAL SHARE TRANSACTIONS
I Class	(29,442)	(37,723)	4,091	36,511	108,650	128,714
N Class	201	9,090	—	—	16,828	48,146
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	(29,241)	(28,633)	4,091	36,511	125,478	176,860
Increase (Decrease) in Net Assets	(24,158)	(27,643)	4,548	36,636	127,348	181,804
NET ASSETS
Beginning of Period	159,485	187,128	108,605	71,969	556,027	374,223
End of Period	$135,327	$159,485	$113,153	$108,605	$683,375	$556,027

Undistributed (Distribution in excess of) Net Investment Income	$85	$(181)	$(107)	$(28)	$(1,104)	$618

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2007

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), that currently offers 27 no-load mutual funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 5 Fixed Income Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Money Market Fund

TCW Money Market Fund	Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.

Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.

TCW High Yield Bond Fund	Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as "junk" bonds.

TCW Short Term Bond Fund	Seeks to maximize current income by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody's or AA or higher by S&P.

TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody's or AA or higher by S&P.

The TCW Core Fixed Income Fund, the TCW High Yield Bond Fund and the TCW Total Return Bond Fund offer two classes of shares: I Class and N Class. The TCW Money Market Fund and the TCW Short Term Bond Fund offer only the I Class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee.

U.S. FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The Net Asset Value of each Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Fund on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

Security Valuations: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price.

The value of securities held in the TCW Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities in Fixed Income Funds other than the TCW Money Market Fund with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities, other than those held by the TCW Money Market Fund, are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Interest income is recognized on an accrual basis. Premiums and discounts including original issue discounts are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction

U.S. FIXED INCOME

TCW Funds, Inc.

April 30, 2007

Note 2 — Significant Accounting Policies (Continued)

involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions for the period ended April 30, 2007.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at April 30, 2007.

Reverse Repurchase Agreements: All Fixed Income Funds, except the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at April 30, 2007.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per share dividends by each class.

U.S. FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Dividends and Distributions: Dividends and Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income of the TCW Money Market Fund are declared each business day. The other Fixed Income Funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at April 30, 2007. The loans were collateralized with cash which was invested in short-term instruments. Income from these investments, net of broker fees, is shown on the Statement of Operations (amounts in thousands).

	Market Value of Loaned Securities	Collateral Value
TCW Core Fixed Income Fund	$16,422	$17,103
TCW High Yield Bond Fund	10,067	10,489

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2007, net realized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Core Fixed Income Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
Unrealized Appreciation	$509	$4,319	$564	$14,929
Unrealized (Depreciation)	(649)	(1,601)	(164)	(11,283)
Net Unrealized Appreciation (Depreciation)	$(140)	$2,718	$400	$3,646
Cost of Investments for Federal Income Tax Purposes	$147,877	$140,904	$112,057	$694,163

U.S. FIXED INCOME

TCW Funds, Inc.

April 30, 2007

Note 5 — Fund Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Money Market Fund	0.25%
TCW Core Fixed Income Fund	0.40%
TCW High Yield Bond Fund	0.75%
TCW Short Term Bond Fund	0.50%*
TCW Total Return Bond Fund	0.50%

*  The Advisor waived 0.15% (annualized) of the management fee for the period ended April 30, 2007.

In addition to the management fees, the Funds reimburse, with approval by the Company's Board of Directors, the Advisor's costs associated in support of the Funds' Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on the net management fees paid and are included on the Statement of Operations.

The operating expenses of the TCW Money Market Fund, the TCW Short Term Bond Fund, the TCW Total Return Bond Fund — I Class, and the TCW Total Return Bond Fund — N Class are limited to 0.40%, 0.44%, 0.44% and 0.74%, respectively, of the Fund/class average daily net assets. Effective February 1, 2007, the Advisor instituted a voluntary expense cap of 0.44% and 0.78% for the TCW Core Fixed Income Fund's I Class and N Class shares, respectively. Prior to February 1, 2007, the operating expenses (each share class) of the TCW Core Fixed Income Fund were limited to the average of the total expense ratios of comparable funds as reported by Lipper, Inc. ("Lipper Average"). The operating expenses for each share class of the TCW High Yield Bond Fund are limited to the Lipper Average, which is subject to change on a monthly basis. These expense limitations are voluntary and are terminable on a six months notice. The Lipper Average, in effect as of April 30, 2007, as it relates to the TCW High Yield Bond Fund was 1.20%.

The amount borne by the Advisor when the operating expenses of a Fund are in excess of the Lipper Average cannot be recaptured in the subsequent fiscal years. The Advisor can recapture expenses only within a given fiscal year for that year's operating expenses.

Note 6 — Distribution Plan

TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the nonexclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for six months ended April 30, 2007, were as follows (amounts in thousands):

	TCW Core Fixed Income Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
Purchases at Cost	$22,409	$71,622	$11,071	$78,842
Sales or Maturity Proceeds	$7,874	$97,984	$4,742	$26,553
U.S. Government Purchases at Cost	$85,088	$—	$9,494	$76,553
U.S. Government Sales or Maturity Proceeds	$24,200	$—	$16,318	$41,735

U.S. FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions

Transactions in each Fund's shares were as follows:

TCW Money Market Fund I Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	2,272,971,884	$2,272,972	4,097,807,112	$4,097,807
Shares Issued upon Reinvestment of Dividends	7,214,249	7,214	12,146,183	12,146
Shares Redeemed	(2,205,337,072)	(2,205,337)	(4,150,923,323)	(4,150,923)
Net Increase (Decrease)	74,849,061	$74,849	(40,970,028)	$(40,970)
TCW Core Fixed Income Fund I Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	228,367	$2,219	375,914	$3,602
Shares Issued upon Reinvestment of Dividends	81,746	792	148,911	1,434
Shares Redeemed	(1,064,124)	(10,318)	(1,297,378)	(12,498)
Net Decrease	(754,011)	$(7,307)	(772,553)	$(7,462)
TCW Core Fixed Income Fund N Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	8,724,286	$85,617	34,752	$337
Shares Issued upon Reinvestment of Dividends	184,565	1,807	77,799	756
Shares Redeemed	(24,445)	(240)	(74,106)	(720)
Net Increase	8,884,406	$87,184	38,445	$373
TCW High Yield Bond Fund I Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	2,865,177	$20,067	7,595,578	$51,752
Shares Issued upon Reinvestment of Dividends	496,362	3,458	1,189,616	8,116
Shares Redeemed	(7,540,950)	(52,967)	(14,278,380)	(97,591)
Net Decrease	(4,179,411)	$(29,442)	(5,493,186)	$(37,723)

U.S. FIXED INCOME

TCW Funds, Inc.

April 30, 2007

Note 8 — Capital Share Transactions (Continued)

TCW High Yield Bond Fund N Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	3,118,993	$21,977	4,820,868	$33,134
Shares Issued upon Reinvestment of Dividends	271,383	1,907	405,013	2,782
Shares Redeemed	(3,352,334)	(23,683)	(3,884,011)	(26,826)
Net Increase	38,042	$201	1,341,870	$9,090
TCW Short Term Bond Fund I Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	134,880	$1,281	5,440,417	$51,466
Shares Issued upon Reinvestment of Dividends	312,841	2,969	402,480	3,801
Shares Redeemed	(16,768)	(159)	(1,986,142)	(18,756)
Net Increase	430,953	$4,091	3,856,755	$36,511
TCW Total Return Bond Fund I Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	12,965,681	$123,377	20,837,495	$195,187
Shares Issued upon Reinvestment of Dividends	1,137,396	10,805	1,443,806	13,504
Shares Redeemed	(2,681,085)	(25,532)	(8,538,917)	(79,977)
Net Increase	11,421,992	$108,650	13,742,384	$128,714
TCW Total Return Bond Fund N Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	8,568,303	$84,330	8,007,396	$77,661
Shares Issued upon Reinvestment of Dividends	549,937	5,408	784,477	7,600
Shares Redeemed	(7,419,903)	(72,910)	(3,830,088)	(37,115)
Net Increase	1,698,337	$16,828	4,961,785	$48,146

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding 144A issues) at April 30, 2007.

U.S. FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 10 — Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a fund's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, of applying the various provisions of FIN 48 on the Fund's financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and will be implemented in the future financial reports.

TCW Money Market Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003		2002
Net Asset Value per Share, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net Investment Income (1)	0.02		0.04	0.03	0.01	0.01		0.02
Less Distributions:
Distributions from Net Investment Income	(0.02)		(0.04)	(0.03)	(0.01)	(0.01)		(0.02)
Net Asset Value per Share, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total Return	2.51	% (2)	4.56%	2.53%	0.91%	1.00%		1.74%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$639,765		$564,916	$605,886	$513,590	$379,079		$514,817
Ratio of Expenses to Average Net Assets	0.32	% (3)	0.32%	0.34%	0.35%	0.37	% (4)	0.35	% (4)
Ratio of Net Investment Income to Average Net Assets	5.01	% (3)	4.45%	2.52%	0.91%	1.00%		1.70%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and not indicative of a full year's operating results.

(3)  Annualized.

(4)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed 0.40% of the Fund's average net assets. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 0.37% (the reimbursement is less than 0.01%) and 0.35% (the reimbursement is less than 0.01%) for the years ended October 31, 2003 and 2002, respectively.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$9.70		$9.69	$10.17	$10.00	$9.67	$9.63
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.21		0.38	0.39	0.43	0.46	0.50
Net Realized and Unrealized Gain (Loss) on Investments	0.02		0.07	(0.36)	0.21	0.38	0.03
Total from Investment Operations	0.23		0.45	0.03	0.64	0.84	0.53
Less Distributions:
Distributions from Net Investment Income	(0.23)		(0.44)	(0.51)	(0.47)	(0.51)	(0.49)
Net Asset Value per Share, End of Period	$9.70		$9.70	$9.69	$10.17	$10.00	$9.67
Total Return	2.39	% (2)	4.74%	0.26%	6.57%	8.82%	5.71%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$29,163		$36,478	$43,945	$42,674	$49,770	$56,851
Ratio of Expenses to Average Net Assets	0.56	% (3)(4)	0.79%	0.81%	0.81%	0.84%	0.79%
Ratio of Net Investment Income to Average Net Assets	4.34	% (3)	3.95%	3.90%	4.23%	4.65%	5.20%
Portfolio Turnover Rate	34.07	% (2)	90.58%	97.60%	73.55%	127.30%	119.71%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007, and not indicative of a full year's operating results.

(3)  Annualized.

(4)  Effective February 1, 2007, the Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed 0.44% of the Fund/Class average net assets. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 0.66% for the six months ended April 30, 2007.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005		2004		2003		2002
Net Asset Value per Share, Beginning of Period	$9.79		$9.78	$10.25		$10.08		$9.73		$9.69
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.20		0.36	0.37		0.43		0.43		0.48
Net Realized and Unrealized Gain (Loss) on Investments	0.02		0.06	(0.36)		0.18		0.40		0.05
Total from Investment Operations	0.22		0.42	0.01		0.61		0.83		0.53
Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.41)	(0.48)		(0.44)		(0.48)		(0.49)
Net Asset Value per Share, End of Period	$9.80		$9.79	$9.78		$10.25		$10.08		$9.73
Total Return	2.29	% (2)	4.44%	0.01%		6.19%		8.69%		5.78%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$104,858		$17,821	$17,432		$16,633		$15,356		$4,756
Ratio of Expenses to Average Net Assets	0.81	% (3)(4)	1.08%	1.10	% (4)	1.10	% (4)	1.06	% (4)	1.00	% (4)
Ratio of Net Investment Income to Average Net Assets	4.09	% (3)	3.67%	3.61%		4.23%		4.29%		4.98%
Portfolio Turnover Rate	34.07	% (2)	90.58%	97.60%		73.55%		127.30%		119.71%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007, and not indicative of a full year's operating results.

(3)  Annualized.

(4)  Effective February 1, 2007, the Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed 0.78% of the Fund/Class average net assets. Prior to February 1, 2007, the expense limitation was the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 0.83% for the six months ended April 30, 2007, 1.20%, 1.25%, 1.65%, and 1.75% for the years ended October 31, 2005, 2004, 2003, and 2002, respectively.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$6.85		$6.83	$7.26	$7.03	$6.17	$6.94
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.24		0.49	0.52	0.54	0.58	0.62
Net Realized and Unrealized Gain (Loss) on Investments	0.22		0.06	(0.39)	0.26	0.88	(0.74)
Total from Investment Operations	0.46		0.55	0.13	0.80	1.46	(0.12)
Less Distributions:
Distributions from Net Investment Income	(0.24)		(0.53)	(0.56)	(0.57)	(0.60)	(0.65)
Net Asset Value per Share, End of Period	$7.07		$6.85	$6.83	$7.26	$7.03	$6.17
Total Return	6.81	% (2)	8.41%	1.74%	11.77%	24.53%	(2.23)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$83,048		$109,167	$146,266	$259,228	$285,435	$277,422
Ratio of Expenses to Average Net Assets	0.90	% (3)	0.91%	0.88%	0.90%	0.89%	0.88%
Ratio of Net Investment Income to Average Net Assets	7.02	% (3)	7.18%	7.26%	7.56%	8.67%	9.02%
Portfolio Turnover Rate	47.09	% (2)	87.48%	97.52%	99.77%	146.65%	55.18%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007, and not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005		2004		2003		2002
Net Asset Value per Share, Beginning of Period	$6.90		$6.87	$7.30		$7.09		$6.21		$7.01
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.24		0.49	0.52		0.55		0.56		0.57
Net Realized and Unrealized Gain (Loss) on Investments	0.21		0.05	(0.43)		0.23		0.89		(0.72)
Total from Investment Operations	0.45		0.54	0.09		0.78		1.45		(0.15)
Less Distributions:
Distributions from Net Investment Income	(0.22)		(0.51)	(0.52)		(0.57)		(0.57)		(0.65)
Net Asset Value per Share, End of Period	$7.13		$6.90	$6.87		$7.30		$7.09		$6.21
Total Return	6.56	% (2)	8.15%	1.21%		11.42%		24.08%		(2.66)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$52,279		$50,318	$40,862		$53,551		$70,305		$27,502
Ratio of Expenses to Average Net Assets	1.17	% (3)	1.20%	1.24	% (4)	1.30	% (4)	1.30	% (4)	1.30	% (4)
Ratio of Net Investment Income to Average Net Assets	6.76	% (3)	7.18%	7.25%		7.56%		8.15%		8.32%
Portfolio Turnover Rate	47.09	% (2)	87.48%	97.52%		99.77%		146.65%		55.18%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007, and not indicative of a full year's operating results.

(3)  Annualized.

(4)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.25%, 1.32%, 1.33%, and 1.57% for the years ended October 31, 2005, 2004, 2003, and 2002, respectively.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$9.46		$9.44	$9.53	$9.50	$9.69	$9.83
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.22		0.35	0.26	0.19	0.19	0.35
Net Realized and Unrealized Gain (Loss) on Investments	0.05		0.03	(0.11)	0.02	(0.07)	(0.10)
Total from Investment Operations	0.27		0.38	0.15	0.21	0.12	0.25
Less Distributions:
Distributions from Net Investment Income	(0.23)		(0.36)	(0.24)	(0.18)	(0.31)	(0.39)
Net Asset Value per Share, End of Period	$9.50		$9.46	$9.44	$9.53	$9.50	$9.69
Total Return	2.83	% (2)	4.08%	1.55%	2.26%	1.27%	2.64%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$113,153		$108,605	$71,969	$17,509	$18,918	$20,205
Ratio of Operating Expenses to Average Net Assets (3)	0.44	% (5)	0.49%	0.65%	0.95%	1.00%	1.00%
Ratio of Total Expenses to Average Net Assets (4)	—		0.51%	—	—	—	—
Ratio of Net Investment Income to Average Net Assets	4.65	% (5)	3.74%	2.76%	1.98%	1.93%	3.56%
Portfolio Turnover Rate	19.62	% (2)	42.09%	38.30%	44.05%	91.01%	107.51%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and not indicative of a full year's operating results.

(3)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed 0.44% of the Fund's average daily net assets, which came into effect on February 1, 2006. Prior to this date, the expense limitation was the trailing monthly expense ratio for the comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. The Advisor also waived a portion of its management fee. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 0.64% for the six months ended April 30, 2007 and 0.66%, 0.80%, 1.10%, 1.20%, and 1.17% for the years ended October 31, 2006, 2005, 2004, 2003, and 2002, respectively.

(4)  Includes interest expense on reverse repurchase agreements.

(5)  Annualized.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006		2005		2004		2003		2002
Net Asset Value per Share, Beginning of Period	$9.47		$9.40		$9.64		$9.57		$9.95		$9.81
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.23		0.46		0.49		0.45		0.57		0.76
Net Realized and Unrealized Gain (Loss) on Investments	0.06		0.06		(0.26)		0.11		(0.26)		0.13
Total from Investment Operations	0.29		0.52		0.23		0.56		0.31		0.89
Less Distributions:
Distributions from Net Investment Income	(0.25)		(0.45)		(0.47)		(0.49)		(0.69)		(0.75)
Net Asset Value per Share, End of Period	$9.51		$9.47		$9.40		$9.64		$9.57		$9.95
Total Return	3.07	% (2)	5.72%		2.37%		5.99%		3.14%		9.43%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$462,521		$352,546		$220,671		$171,790		$144,345		$134,474
Ratio of Expenses to Average Net Assets	0.44	% (3)(4)	0.44	% (3)	0.44	% (3)	0.44	% (3)	0.51	% (3)	0.70%
Ratio of Net Investment Income to Average Net Assets	5.39	% (4)	4.86%		5.12%		4.73%		5.76%		7.78%
Portfolio Turnover Rate	12.45	% (2)	21.84%		24.39%		32.82%		59.84%		25.89%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007, and not indicative of a full year's operating results.

(3)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund. The expense limitation for the I Class is 0.44% of the class' average daily net assets, which came into effect on March 1, 2003. Prior to this date, the expense limitation was the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 0.59% for the six months ended April 30, 2007 and 0.61%, 0.64%, 0.67%, and 0.69% for the years ended October 31, 2006, 2005, 2004 and 2003, respectively.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$9.81		$9.73	$9.95	$9.85	$10.22	$10.06
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.22		0.44	0.47	0.47	0.55	0.79
Net Realized and Unrealized Gain (Loss) on Investments	0.06		0.07	(0.26)	0.07	(0.27)	0.12
Total from Investment Operations	0.28		0.51	0.21	0.54	0.28	0.91
Less Distributions:
Distributions from Net Investment Income	(0.25)		(0.43)	(0.43)	(0.44)	(0.65)	(0.75)
Net Asset Value per Share, End of Period	$9.84		$9.81	$9.73	$9.95	$9.85	$10.22
Total Return	2.86	% (2)	5.42%	2.14%	5.62%	2.76%	9.40%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$220,854		$203,481	$153,552	$72,458	$45,644	$34,589
Ratio of Expenses to Average Net Assets (3)	0.74	% (4)	0.74%	0.74%	0.74%	0.82%	1.00%
Ratio of Net Investment Income to Average Net Assets	5.09	% (4)	4.56%	4.75%	4.75%	5.43%	7.76%
Portfolio Turnover Rate	12.45	% (2)	21.84%	24.39%	32.82%	59.84%	25.89%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007, and not indicative of a full year's operating results.

(3)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund. The expense limitation for the N Class is 0.74% of the class' average daily net assets, which came into effect on March 1, 2003. Prior to this date, the expense limitation was the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 0.87% for the six months ended April 30, 2007 and 0.88%, 0.94%, 1.04%, 1.04% and 1.44% for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

(4)  Annualized.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Funds, Inc.

Shareholder Expenses (Unaudited)	April 30, 2007

As a shareholder of a TCW Fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

Actual Expenses The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2006 to April 30, 2007)
TCW Money Market Fund
I Class Shares
Actual	$1,000.00	$1,025.10	0.32%	$1.61
Hypothetical (5% return before expenses)	1,000.00	1,023.21	0.32%	1.61
TCW Core Fixed Income Fund
I Class Shares
Actual	$1,000.00	$1,023.90	0.56%	$2.81
Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.56%	2.81
N Class Shares
Actual	$1,000.00	$1,022.90	0.81%	$4.06
Hypothetical (5% return before expenses)	1,000.00	1,020.78	0.81%	4.06
TCW High Yield Bond Fund
I Class Shares
Actual	$1,000.00	$1,068.10	0.90%	$4.61
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%	4.51
N Class Shares
Actual	$1,000.00	$1,065.60	1.17%	$5.99
Hypothetical (5% return before expenses)	1,000.00	1,018.99	1.17%	5.86
TCW Short Term Bond Fund
I Class Shares
Actual	$1,000.00	$1,028.30	0.44%	$2.21
Hypothetical (5% return before expenses)	1,000.00	1,022.61	0.44%	2.21

U.S. FIXED INCOME

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2006 to April 30, 2007)
TCW Total Return Bond Fund
I Class Shares
Actual	$1,000.00	$1,030.70	0.44%	$2.22
Hypothetical (5% return before expenses)	1,000.00	1,022.61	0.44%	2.21
N Class Shares
Actual	$1,000.00	$1,028.60	0.74%	$3.72
Hypothetical (5% return before expenses)	1,000.00	1,021.12	0.74%	3.71

U.S. FIXED INCOME

TCW Funds, Inc.

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company's Form N-Q:

1.  By going to the SEC website at http://www.sec.gov.; or

2.  By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Advisor

TCW Investment Management Company

865 South Figueroa Street

Los Angeles, California 90017

(800) FUND-TCW

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

Independent Auditors

Deloitte & Touche, LLP

350 South Grand Avenue

Los Angeles, California 90071

Custodian & Administrator

Investors Bank & Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

Distributor

TCW Brokerage Services

865 South Figueroa Street

Los Angeles, California 90017

Directors

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

Richard W. Call

Director

Matthew K. Fong

Director

John A. Gavin

Director

Thomas E. Larkin, Jr.

Director

Charles A. Parker

Director

Marc I. Stern

Director

Officers

Alvin R. Albe, Jr.

President and Chief Executive Officer

Charles W. Baldiswieler

Senior Vice President

Michael E. Cahill

Senior Vice President,

General Counsel and Assistant Secretary

David S. DeVito

Treasurer and Chief Financial Officer

Philip K. Holl

Secretary and Associate General Counsel

Hilary G.D. Lord

Senior Vice President and Chief Compliance Officer

Ronald R. Redell

Senior Vice President

George N. Winn

Assistant Treasurer

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, California 90017

1-800-FUND-TCW

(800-386-3829)

www.tcwfunds.com

FUNDsarFI0407

Item 2.	Code of Ethics. Not applicable.

Item 3.	Audit Committee Financial Expert. Not applicable.

Item 4.	Principal Accountant Fees and Services. Not applicable.

Item 5.	Audit of Committee of Listed Registrants. Not applicable.

Item 6.	Schedule of Investments. Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)          The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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Item 11		Exhibits.

		(a)(1)	Not applicable.

(a)(2)

Separate certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached.

EX-99.CERT-Section 302 Certifications (filed herewith).

		(a)(3)	Not applicable.

	(b	)

Certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached.  These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and are not being filed as part of the Form N-CSR with the Commission.

EX-99.906.CERT – Section 906 Certification (filed herewith)

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	July 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	July 3, 2007

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	July 3, 2007

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